UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2003

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New Insights

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor New Insights Fund's cumulative total return and show you what would have happened if Fidelity Advisor New Insights Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Investment Summary

Top Ten Stocks as of December 31, 2003
% of fund's net assets
Genentech, Inc.	4.1
Yahoo!, Inc.	3.5
Nextel Communications, Inc. Class A	3.2
eBay, Inc.	2.2
QUALCOMM, Inc.	2.0
Berkshire Hathaway, Inc. Class A	1.8
New York Community Bancorp, Inc.	1.7
InterActiveCorp	1.7
Research in Motion Ltd.	1.6
Murphy Oil Corp.	1.5
23.3
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	23.6
Consumer Discretionary	20.4
Health Care	15.4
Financials	8.5
Telecommunication Services	6.9
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *
Stocks 92.0%
Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	18.2%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.5%
Gentex Corp.	20,900	$ 922,944
LKQ Corp.	100	1,795
		924,739
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc.	400	10,380
GTECH Holdings Corp.	13,800	682,962
Kerzner International Ltd. (a)	5,000	194,800
Krispy Kreme Doughnuts, Inc. (a)	18,500	677,100
Mandalay Resort Group	6,300	281,736
McDonald's Corp.	6,000	148,980
Outback Steakhouse, Inc.	6,700	296,207
Panera Bread Co. Class A (a)	15,900	628,527
Penn National Gaming, Inc. (a)	900	20,772
Red Robin Gourmet Burgers, Inc. (a)	13,000	395,720
Starbucks Corp. (a)	35,600	1,176,936
Station Casinos, Inc.	27,900	854,577
The Cheesecake Factory, Inc. (a)	14,800	651,644
Wynn Resorts Ltd. (a)	5,800	162,458
		6,182,799
Household Durables - 1.2%
D.R. Horton, Inc.	10,600	458,556
Fortune Brands, Inc.	1,600	114,384
Garmin Ltd.	2,300	125,304
Harman International Industries, Inc.	16,000	1,183,680
Jarden Corp. (a)	300	8,202
Lennar Corp. Class A	900	86,400
Pulte Homes, Inc.	1,600	149,792
Ryland Group, Inc.	2,500	221,600
		2,347,918
Internet & Catalog Retail - 4.2%
eBay, Inc. (a)	68,100	4,398,579
InterActiveCorp (a)	97,400	3,304,782
Netflix, Inc. (a)	12,500	683,625
		8,386,986
Leisure Equipment & Products - 0.1%
Marvel Enterprises, Inc. (a)	8,300	241,613
Media - 2.1%
Citadel Broadcasting Corp.	500	11,185
E.W. Scripps Co. Class A	200	18,828
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Entertainment Group, Inc. Class A (a)	8,400	$ 244,860
Getty Images, Inc. (a)	1,900	95,247
Meredith Corp.	1,300	63,453
News Corp. Ltd. ADR	21,800	786,980
Pixar (a)	18,994	1,316,094
SBS Broadcasting SA (a)	10,800	352,080
Univision Communications, Inc. Class A (a)	32,000	1,270,080
		4,158,807
Multiline Retail - 0.4%
99 Cents Only Stores (a)	4,400	119,812
Nordstrom, Inc.	6,600	226,380
Tuesday Morning Corp. (a)	13,500	408,375
		754,567
Specialty Retail - 5.4%
Advance Auto Parts, Inc. (a)	6,300	512,820
America's Car Mart, Inc. (a)	600	16,152
AnnTaylor Stores Corp. (a)	41,100	1,602,900
Bed Bath & Beyond, Inc. (a)	41,500	1,799,025
Best Buy Co., Inc.	8,800	459,712
Casual Male Retail Group, Inc. (a)	78,900	547,566
Chico's FAS, Inc. (a)	36,800	1,359,760
Claire's Stores, Inc.	7,000	131,880
Foot Locker, Inc.	24,300	569,835
Guitar Center, Inc. (a)	4,600	149,868
Hot Topic, Inc. (a)	2,300	67,758
Pacific Sunwear of California, Inc. (a)	17,400	367,488
PETCO Animal Supplies, Inc. (a)	6,100	185,745
Regis Corp.	25,400	1,003,808
Staples, Inc. (a)	15,600	425,880
The Pep Boys - Manny, Moe & Jack	8,600	196,682
Urban Outfitters, Inc. (a)	33,200	1,230,060
		10,626,939
Textiles Apparel & Luxury Goods - 3.4%
Brown Shoe Co., Inc.	14,500	549,985
Carter's, Inc.	300	7,635
Coach, Inc. (a)	23,400	883,350
K-Swiss, Inc. Class A	86,800	2,088,408
Liz Claiborne, Inc.	400	14,184
NIKE, Inc. Class B	14,800	1,013,208
Puma AG	6,400	1,127,078
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Quiksilver, Inc. (a)	5,000	$ 88,650
Reebok International Ltd.	26,400	1,038,048
		6,810,546
TOTAL CONSUMER DISCRETIONARY		40,434,914
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	800	16,624
Cott Corp. (a)	10,000	280,296
Cott Corp. (c)	2,900	81,229
		378,149
Food & Staples Retailing - 1.7%
Loblaw Companies Ltd.	5,700	293,525
Sysco Corp.	51,800	1,928,514
The Pantry, Inc. (a)	30,000	681,000
Whole Foods Market, Inc.	6,100	409,493
		3,312,532
Food Products - 0.4%
Dean Foods Co. (a)	7,200	236,664
Hershey Foods Corp.	3,500	269,465
Peet's Coffee & Tea, Inc. (a)	5,000	87,050
Smithfield Foods, Inc. (a)	3,000	62,100
SunOpta, Inc. (a)	15,100	138,521
		793,800
Personal Products - 0.8%
Avon Products, Inc.	11,600	782,884
Gillette Co.	25,000	918,250
		1,701,134
TOTAL CONSUMER STAPLES		6,185,615
ENERGY - 3.5%
Energy Equipment & Services - 0.6%
Carbo Ceramics, Inc.	10,000	512,500
Noble Corp. (a)	2,200	78,716
Pason Systems, Inc.	30,000	582,794
		1,174,010
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 2.9%
Apache Corp.	2,000	$ 162,200
Chesapeake Energy Corp.	11,300	153,454
China Petroleum & Chemical Corp. sponsored ADR	9,400	417,454
EnCana Corp.	5,000	196,577
Encore Acquisition Co. (a)	3,700	91,205
Evergreen Resources, Inc. (a)	2,700	87,777
McMoRan Exploration Co. (a)	15,000	281,250
Murphy Oil Corp.	44,500	2,906,295
PetroChina Co. Ltd. sponsored ADR	5,200	296,660
Pioneer Natural Resources Co. (a)	2,300	73,439
XTO Energy, Inc.	40,200	1,137,660
		5,803,971
TOTAL ENERGY		6,977,981
FINANCIALS - 8.5%
Capital Markets - 0.9%
Merrill Lynch & Co., Inc.	24,100	1,413,465
Nomura Holdings, Inc.	17,000	290,977
		1,704,442
Commercial Banks - 1.2%
Bank One Corp.	400	18,236
Commerce Bancorp, Inc., New Jersey	12,800	674,304
East West Bancorp, Inc.	5,300	284,504
Fifth Third Bancorp	4,200	248,220
M&T Bank Corp.	6,800	668,440
Nara Bancorp, Inc.	1,400	38,220
UCBH Holdings, Inc.	3,500	136,395
Wintrust Financial Corp.	4,200	189,420
		2,257,739
Consumer Finance - 0.1%
SLM Corp.	7,000	263,760
Insurance - 3.9%
AFLAC, Inc.	4,500	162,810
American International Group, Inc.	5,000	331,400
Berkshire Hathaway, Inc. Class A (a)	42	3,538,500
China Life Insurance Co. Ltd. ADR (a)	1,000	32,970
Endurance Specialty Holdings Ltd.	1,800	60,390
Everest Re Group Ltd.	10,900	922,140
HCC Insurance Holdings, Inc.	39,000	1,240,200
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	1,100	$ 51,205
MetLife, Inc.	2,300	77,441
Montpelier Re Holdings Ltd.	7,400	271,580
Penn-America Group, Inc.	1,500	19,905
Progressive Corp.	4,500	376,155
USI Holdings Corp. (a)	50,400	657,720
White Mountains Insurance Group Ltd.	100	45,995
		7,788,411
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	5,600	424,760
Doral Financial Corp.	6,375	205,785
Golden West Financial Corp., Delaware	5,900	608,821
New York Community Bancorp, Inc.	89,125	3,391,206
Webster Financial Corp.	1,300	59,618
		4,690,190
TOTAL FINANCIALS		16,704,542
HEALTH CARE - 15.4%
Biotechnology - 5.4%
Amylin Pharmaceuticals, Inc. (a)	18,300	406,626
Celgene Corp. (a)	2,900	130,558
Connetics Corp. (a)	500	9,080
Digene Corp. (a)	7,300	292,730
Dyax Corp. (a)	2,100	17,262
Gen-Probe, Inc. (a)	4,400	160,468
Genentech, Inc. (a)	86,900	8,131,237
Gilead Sciences, Inc. (a)	2,500	145,350
Harvard Bioscience, Inc. (a)	19,500	173,550
IDEXX Laboratories, Inc. (a)	400	18,512
Invitrogen Corp. (a)	6,800	476,000
Martek Biosciences (a)	6,000	389,820
Millennium Pharmaceuticals, Inc. (a)	14,200	265,114
Serologicals Corp. (a)	3,500	65,100
		10,681,407
Health Care Equipment & Supplies - 3.2%
Advanced Neuromodulation Systems, Inc. (a)	700	32,186
Alcon, Inc.	26,400	1,598,256
Biomet, Inc.	10,400	378,664
Boston Scientific Corp. (a)	29,900	1,099,124
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	1,800	$ 84,834
Cyberonics, Inc. (a)	1,500	48,015
DENTSPLY International, Inc.	35,200	1,589,984
Diagnostic Products Corp.	1,800	82,638
Given Imaging Ltd. (a)	1,300	23,283
Integra LifeSciences Holdings Corp. (a)	4,400	125,972
Kyphon, Inc. (a)	2,100	52,143
Nektar Therapeutics (a)	3,700	50,357
Stryker Corp.	7,200	612,072
Wilson Greatbatch Technologies, Inc. (a)	9,500	401,565
Wright Medical Group, Inc. (a)	2,200	66,968
		6,246,061
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,900	195,982
Caremark Rx, Inc. (a)	10,800	273,564
Health Management Associates, Inc. Class A	19,600	470,400
ICON PLC sponsored ADR (a)	17,400	758,640
Mid Atlantic Medical Services, Inc. (a)	2,700	174,960
Patterson Dental Co. (a)	23,900	1,533,424
ProxyMed, Inc. (a)	1,800	31,482
UnitedHealth Group, Inc.	37,200	2,164,296
WebMD Corp. (a)	3,000	26,970
		5,629,718
Pharmaceuticals - 4.0%
aaiPharma, Inc. (a)	700	17,584
Adolor Corp. (a)	200	4,004
AstraZeneca PLC sponsored ADR	15,900	769,242
Bentley Pharmaceuticals, Inc. (a)	300	3,990
Dr. Reddy's Laboratories Ltd. ADR	1,400	44,310
Eli Lilly & Co.	1,200	84,396
Endo Pharmaceuticals Holdings, Inc. (a)	1,200	23,112
IVAX Corp. (a)	36,500	871,620
Kos Pharmaceuticals, Inc. (a)	25,100	1,080,304
Medicis Pharmaceutical Corp. Class A	1,100	78,430
Novartis AG sponsored ADR	30,300	1,390,467
Novo Nordisk AS Series B	23,500	955,260
Pharmaceutical Resources, Inc. (a)	3,900	254,085
Roche Holding AG (participation certificate)	2,520	253,442
Salix Pharmaceuticals Ltd. (a)	2,900	65,743
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Taro Pharmaceutical Industries Ltd. (a)	200	$ 12,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,200	1,996,192
		7,905,081
TOTAL HEALTH CARE		30,462,267
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.6%
Bombardier, Inc. Class B (sub. vtg.)	155,500	655,708
CAE, Inc.	19,600	88,541
Honeywell International, Inc.	2,700	90,261
KVH Industries, Inc. (a)	6,616	181,742
Precision Castparts Corp.	1,800	81,738
United Defense Industries, Inc. (a)	4,000	127,520
		1,225,510
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	2,400	178,920
Airlines - 1.0%
AirTran Holdings, Inc. (a)	39,900	474,810
ExpressJet Holdings, Inc. Class A (a)	7,900	118,500
Frontier Airlines, Inc. (a)	16,500	235,290
JetBlue Airways Corp. (a)	388	10,290
Ryanair Holdings PLC sponsored ADR (a)	21,394	1,083,392
		1,922,282
Building Products - 0.1%
Quixote Corp.	10,000	244,100
Commercial Services & Supplies - 1.7%
Apollo Group, Inc. Class A (a)	15,500	1,054,000
Aramark Corp. Class B	5,900	161,778
Corinthian Colleges, Inc. (a)	3,400	188,904
Dun & Bradstreet Corp. (a)	300	15,213
Education Management Corp. (a)	28,400	881,536
ITT Educational Services, Inc. (a)	1,300	61,061
MemberWorks, Inc. (a)	2,000	54,340
Strayer Education, Inc.	7,646	832,114
		3,248,946
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Cooper Industries Ltd. Class A	8,600	$ 498,198
Roper Industries, Inc.	22,000	1,083,720
		1,581,918
Industrial Conglomerates - 0.4%
3M Co.	10,000	850,300
Machinery - 0.9%
Danaher Corp.	5,300	486,275
Donaldson Co., Inc.	1,300	76,908
Ingersoll-Rand Co. Ltd. Class A	1,200	81,456
PACCAR, Inc.	10,700	910,784
Pall Corp.	1,500	40,245
Wabash National Corp. (a)	2,900	84,970
		1,680,638
Marine - 0.0%
Alexander & Baldwin, Inc.	1,400	47,166
Road & Rail - 0.0%
Heartland Express, Inc.	700	16,933
Knight Transportation, Inc. (a)	600	15,390
Landstar System, Inc. (a)	600	22,824
		55,147
Trading Companies & Distributors - 0.1%
Fastenal Co.	5,000	249,700
TOTAL INDUSTRIALS		11,284,627
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 5.7%
Adtran, Inc.	10,200	316,200
Advanced Fibre Communications, Inc. (a)	8,400	169,260
Alcatel SA sponsored ADR (a)	11,500	147,775
Aspect Communications Corp. (a)	55,700	877,832
Avaya, Inc. (a)	4,500	58,230
CIENA Corp. (a)	32,100	213,144
Comverse Technology, Inc. (a)	4,000	70,360
Foundry Networks, Inc. (a)	3,000	82,080
Harris Corp.	6,600	250,470
NetScreen Technologies, Inc. (a)	16,300	403,425
Packeteer, Inc. (a)	3,200	54,336
QUALCOMM, Inc.	73,900	3,985,427
Research in Motion Ltd. (a)	47,000	3,142,029
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Scientific-Atlanta, Inc.	10,900	$ 297,570
Sonus Networks, Inc. (a)	1,300	9,828
Sycamore Networks, Inc. (a)	86,600	453,784
Telefonaktiebolaget LM Ericsson ADR (a)	20,600	364,620
Vyyo, Inc. (a)	42,000	358,260
		11,254,630
Computers & Peripherals - 0.6%
Applied Films Corp. (a)	3,500	115,570
Dell, Inc. (a)	12,000	407,520
Dot Hill Systems Corp. (a)	4,200	63,630
Electronics for Imaging, Inc. (a)	4,000	104,080
Logitech International SA sponsored ADR (a)	500	21,265
SanDisk Corp. (a)	7,000	427,980
		1,140,045
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	2,700	78,948
Amphenol Corp. Class A (a)	1,400	89,502
AU Optronics Corp. sponsored ADR	43,300	516,136
CDW Corp.	7,900	456,304
Manufacturers Services Ltd. (a)	700	4,256
Sigmatron International, Inc. (a)	4,100	106,969
Symbol Technologies, Inc.	8,100	136,809
		1,388,924
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	11,700	125,775
Ask Jeeves, Inc. (a)	9,900	179,388
j2 Global Communications, Inc. (a)	4,500	111,465
Lastminute.com PLC (a)	34,600	137,464
Openwave Systems, Inc. (a)	4,300	47,300
Opsware, Inc. (a)	2,600	19,240
RADWARE Ltd. (a)	10,100	275,225
Supportsoft, Inc. (a)	1,700	22,355
Yahoo!, Inc. (a)	153,400	6,929,078
		7,847,290
IT Services - 2.9%
Anteon International Corp. (a)	39,600	1,427,580
CACI International, Inc. Class A (a)	2,200	106,964
Cognizant Technology Solutions Corp. Class A (a)	24,707	1,127,627
Hewitt Associates, Inc. Class A (a)	700	20,930
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	9,400	$ 899,580
iPayment, Inc.	2,800	95,200
ManTech International Corp. Class A (a)	15,800	394,210
Satyam Computer Services Ltd. ADR	500	14,665
SRA International, Inc. Class A (a)	36,200	1,560,220
Syntel, Inc.	500	12,355
Tyler Technologies, Inc. (a)	9,300	89,559
		5,748,890
Office Electronics - 0.0%
Xerox Corp. (a)	3,900	53,820
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	17,400	794,310
ASML Holding NV (NY Shares) (a)	6,500	130,325
ATI Technologies, Inc. (a)	10,000	150,247
Integrated Circuit Systems, Inc. (a)	10,200	290,598
Intel Corp.	17,100	550,620
International Rectifier Corp. (a)	19,400	958,554
KLA-Tencor Corp. (a)	3,000	176,010
Lam Research Corp. (a)	4,700	151,810
Linear Technology Corp.	23,200	976,024
LSI Logic Corp. (a)	50,700	449,709
Marvell Technology Group Ltd. (a)	65,200	2,473,036
Maxim Integrated Products, Inc.	20,500	1,020,900
Microchip Technology, Inc.	37,400	1,247,664
National Semiconductor Corp. (a)	2,200	86,702
O2Micro International Ltd. (a)	3,000	67,200
Omnivision Technologies, Inc. (a)	187	10,332
PMC-Sierra, Inc. (a)	7,700	155,155
Samsung Electronics Co. Ltd.	3,540	1,338,817
Sigmatel, Inc.	400	9,872
Silicon Laboratories, Inc. (a)	46,700	2,018,374
Standard Microsystems Corp. (a)	800	20,240
Trident Microsystems, Inc. (a)	300	5,226
Vitesse Semiconductor Corp. (a)	59,100	346,917
		13,428,642
Software - 2.9%
Activision, Inc. (a)	97,000	1,765,400
Agile Software Corp. (a)	54,800	542,520
Altiris, Inc. (a)	20,600	751,488
Amdocs Ltd. (a)	2,500	56,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc.	6,500	$ 159,770
Electronic Arts, Inc. (a)	8,200	391,796
Kronos, Inc. (a)	13,297	526,694
Novell, Inc. (a)	48,100	506,012
Quality Systems, Inc. (a)	4,000	178,360
SAP AG sponsored ADR	3,800	157,928
Sonic Solutions, Inc. (a)	18,986	290,486
Take-Two Interactive Software, Inc. (a)	2,700	77,787
VERITAS Software Corp. (a)	10,000	371,600
WatchGuard Technologies, Inc. (a)	11,000	64,020
		5,840,061
TOTAL INFORMATION TECHNOLOGY		46,702,302
MATERIALS - 4.9%
Chemicals - 0.0%
Headwaters, Inc. (a)	2,900	56,898
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	5,485
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	7,800	282,669
Anglogold Ltd. sponsored ADR	3,200	149,440
Apex Silver Mines Ltd. (a)	9,000	188,100
Companhia Vale do Rio Doce sponsored ADR	300	17,550
Compania de Minas Buenaventura SA sponsored ADR	19,800	559,944
First Quantum Minerals Ltd. (a)	150,000	1,626,966
Freeport-McMoRan Copper & Gold, Inc. Class B	33,200	1,398,716
Gabriel Resources Ltd. (a)	156,300	590,402
Glamis Gold Ltd. (a)	33,900	582,248
Goldcorp, Inc.	19,400	308,378
IAMGOLD Corp.	52,400	364,360
International Steel Group, Inc. (a)	7,400	288,230
Ivanhoe Mines Ltd. (a)	700	5,558
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	300	682
Newmont Mining Corp.	43,000	2,090,230
Novagold Resources, Inc. (a)	110,900	554,842
Nucor Corp.	1,500	84,000
Peabody Energy Corp.	4,300	179,353
Placer Dome, Inc.	10,400	185,760
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto PLC (Reg.)	3,100	$ 86,265
Wheaton River Minerals Ltd. (a)	50,000	149,167
		9,692,860
TOTAL MATERIALS		9,755,243
TELECOMMUNICATION SERVICES - 6.9%
Wireless Telecommunication Services - 6.9%
America Movil SA de CV sponsored ADR	79,200	2,165,328
At Road, Inc. (a)	12,300	163,590
Nextel Communications, Inc. Class A (a)	223,700	6,277,022
Nextel Partners, Inc. Class A (a)	204,800	2,754,560
NII Holdings, Inc. Class B (a)	14,900	1,111,987
Vodafone Group PLC sponsored ADR	35,500	888,920
Wireless Facilities, Inc. (a)	25,000	371,500
		13,732,907
TOTAL COMMON STOCKS (Cost $167,089,851)		182,240,398
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 1.09% (b) (Cost $3,325,150)	3,325,150	3,325,150
Cash Equivalents - 9.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $18,851,000)	$ 18,851,845	18,851,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $189,266,001)	204,416,548
NET OTHER ASSETS - (3.2)%	(6,406,995)
NET ASSETS - 100%	$ 198,009,553
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,229 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.8%
Canada	5.3%
Bermuda	2.2%
Switzerland	1.6%
Israel	1.1%
Mexico	1.1%
Ireland	1.0%
Others (individually less than 1%)	5.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $195,265,907 and $28,604,925, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,661 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,231,402 and repurchase agreements of $18,851,000) (cost $189,266,001) - See accompanying schedule		$ 204,416,548
Cash		303
Receivable for investments sold		206,589
Receivable for fund shares sold		5,043,571
Dividends receivable		51,748
Prepaid expenses		52,967
Other affiliated receivables		15,650
Other receivables		23,333
Total assets		209,810,709

Liabilities
Payable for investments purchased	$ 8,088,128
Payable for fund shares redeemed	64,757
Distributions payable	240
Accrued management fee	82,626
Distribution fees payable	83,888
Other affiliated payables	29,841
Other payables and accrued expenses	126,526
Collateral on securities loaned, at value	3,325,150
Total liabilities		11,801,156

Net Assets		$ 198,009,553
Net Assets consist of:
Paid in capital		$ 183,311,353
Accumulated net investment loss		(225,138)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(227,284)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,150,622
Net Assets		$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,295,654 ÷ 3,163,205 shares)	$ 11.79

Maximum offering price per share (100/94.25 of $11.79)	$ 12.51
Class T: Net Asset Value and redemption price per share ($61,996,849 ÷ 5,261,369 shares)	$ 11.78

Maximum offering price per share (100/96.50 of $11.78)	$ 12.21
Class B: Net Asset Value and offering price per share ($26,935,678 ÷ 2,289,643 shares) A	$ 11.76

Class C: Net Asset Value and offering price per share ($48,669,210 ÷ 4,139,056 shares) A	$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,112,162 ÷ 1,959,729 shares)	$ 11.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period July 31, 2003 (commencement of operations) to December 31, 2003

Investment Income
Dividends		$ 140,102
Interest		48,035
Security lending		4,990
Total income		193,127

Expenses
Management fee	$ 235,539
Transfer agent fees	86,481
Distribution fees	228,107
Accounting and security lending fees	25,530
Non-interested trustees' compensation	104
Custodian fees and expenses	19,541
Registration fees	65,234
Audit	28,861
Legal	50
Miscellaneous	6
Total expenses before reductions	689,453
Expense reductions	(44,776)	644,677
Net investment income (loss)		(451,550)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	428,869
Foreign currency transactions	(14,755)
Total net realized gain (loss)		414,114
Change in net unrealized appreciation (depreciation) on: Investment securities	15,150,547
Assets and liabilities in foreign currencies	75
Total change in net unrealized appreciation (depreciation)		15,150,622
Net gain (loss)		15,564,736
Net increase (decrease) in net assets resulting from operations		$ 15,113,186

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (451,550)
Net realized gain (loss)	414,114
Change in net unrealized appreciation (depreciation)	15,150,622
Net increase (decrease) in net assets resulting from operations	15,113,186
Distributions to shareholders from net investment income	(334,230)
Distributions to shareholders from net realized gain	(80,756)
Total distributions	(414,986)
Share transactions - net increase (decrease)	183,311,353
Total increase (decrease) in net assets	198,009,553

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $225,138)	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)
Net realized and unrealized gain (loss)	1.87
Total from investment operations	1.83
Distributions from net investment income	(.03)
Distributions from net realized gain	(.01)
Total distributions	(.04)
Net asset value, end of period	$ 11.79
Total ReturnB,C,D	18.23%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.39%A
Expenses net of voluntary waivers, if any	1.39%A
Expenses net of all reductions	1.28%A
Net investment income (loss)	(.81)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,296
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)
Net realized and unrealized gain (loss)	1.86
Total from investment operations	1.81
Distributions from net investment income	(.02)
Distributions from net realized gain	(.01)
Total distributions	(.03)
Net asset value, end of period	$ 11.78
Total ReturnB,C,D	18.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.62%A
Expenses net of voluntary waivers, if any	1.62%A
Expenses net of all reductions	1.51%A
Net investment income (loss)	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,997
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)
Net realized and unrealized gain (loss)	1.85
Total from investment operations	1.78
Distributions from net investment income	(.01)
Distributions from net realized gain	(.01)
Total distributions	(.02)
Net asset value, end of period	$ 11.76
Total ReturnB,C,D	17.75%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.19%A
Expenses net of voluntary waivers, if any	2.19%A
Expenses net of all reductions	2.08%A
Net investment income (loss)	(1.61)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,936
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)
Net realized and unrealized gain (loss)	1.85
Total from investment operations	1.78
Distributions from net investment income	(.01)
Distributions from net realized gain	(.01)
Total distributions	(.02)
Net asset value, end of period	$ 11.76
Total ReturnB,C,D	17.77%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.14%A
Expenses net of voluntary waivers, if any	2.14%A
Expenses net of all reductions	2.03%A
Net investment income (loss)	(1.55)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,669
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31,	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)
Net realized and unrealized gain (loss)	1.86
Total from investment operations	1.84
Distributions from net investment income	(.04)
Distributions from net realized gain	(.01)
Total distributions	(.05)
Net asset value, end of period	$ 11.79
Total ReturnB,C	18.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.07%A
Expenses net of voluntary waivers, if any	1.07%A
Expenses net of all reductions	.96%A
Net investment income (loss)	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,112
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,297,416	|
Unrealized depreciation	(2,654,489)
Net unrealized appreciation (depreciation)	14,642,927
Undistributed ordinary income	133,216
Cost for federal income tax purposes	$ 189,773,621

The tax character of distributions paid was as follows:

December 31, 2003
Ordinary Income	$ 414,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 18,832	$ 467
Class T	.25%	.25%	61,880	5,154
Class B	.75%	.25%	52,316	39,807
Class C	.75%	.25%	95,079	84,207
			$ 228,107	$ 129,635

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,230
Class T	72,949
Class B*	3,178
Class C*	1,617
$ 197,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 16,876.22
Class T	25,180.20
Class B	14,408.28
Class C	20,751.22
Institutional Class	9,266.15
	$ 86,481

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements Other expense reduction	Custody expense reduction

Fund Level	$ 34,973	$ 9,803

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 86,217
Class T	115,237
Class B	22,248
Class C	48,917
Institutional Class	61,611
Total	$ 334,230
From net realized gain
Class A	$ 15,396
Class T	25,052
Class B	11,124
Class C	20,382
Institutional Class	8,802
Total	$ 80,756

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

For the period July 31, 2003 (commencement of operations) to December 31, 2003
	Shares	Dollars
Class A
Shares sold	3,325,916	$ 36,472,035
Reinvestment of distributions	7,212	83,877
Shares redeemed	(169,923)	(1,927,043)
Net increase (decrease)	3,163,205	$ 34,628,869
Class T
Shares sold	5,440,874	$ 59,499,322
Reinvestment of distributions	11,278	131,049
Shares redeemed	(190,783)	(2,152,963)
Net increase (decrease)	5,261,369	$ 57,477,408
Class B
Shares sold	2,417,898	$ 26,564,025
Reinvestment of distributions	1,921	22,287
Shares redeemed	(130,176)	(1,477,650)
Net increase (decrease)	2,289,643	$ 25,108,662
Class C
Shares sold	4,280,867	$ 46,868,653
Reinvestment of distributions	3,932	45,610
Shares redeemed	(145,743)	(1,655,531)
Net increase (decrease)	4,139,056	$ 45,258,732
Institutional Class
Shares sold	2,064,833	$ 22,042,780
Reinvestment of distributions	2,785	32,385
Shares redeemed	(107,889)	(1,237,483)
Net increase (decrease)	1,959,729	$ 20,837,682

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor New Insights (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Contrafund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (43)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2003

President and Treasurer of Advisor New Insights. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor New Insights. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ANIF-UANN-0204
1.796408.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

New Insights

Fund - Institutional Class

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Investment Summary	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity® Advisor New Insights Fund's cumulative total return and show you what would have happened if Fidelity Advisor New Insights Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next annual report.

Annual Report

Investment Summary

Top Ten Stocks as of December 31, 2003
% of fund's net assets
Genentech, Inc.	4.1
Yahoo!, Inc.	3.5
Nextel Communications, Inc. Class A	3.2
eBay, Inc.	2.2
QUALCOMM, Inc.	2.0
Berkshire Hathaway, Inc. Class A	1.8
New York Community Bancorp, Inc.	1.7
InterActiveCorp	1.7
Research in Motion Ltd.	1.6
Murphy Oil Corp.	1.5
23.3
Top Five Market Sectors as of December 31, 2003
% of fund's net assets
Information Technology	23.6
Consumer Discretionary	20.4
Health Care	15.4
Financials	8.5
Telecommunication Services	6.9
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *
Stocks 92.0%
Short-Term Investments and Net Other Assets 8.0%
* Foreign investments	18.2%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.5%
Gentex Corp.	20,900	$ 922,944
LKQ Corp.	100	1,795
		924,739
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc.	400	10,380
GTECH Holdings Corp.	13,800	682,962
Kerzner International Ltd. (a)	5,000	194,800
Krispy Kreme Doughnuts, Inc. (a)	18,500	677,100
Mandalay Resort Group	6,300	281,736
McDonald's Corp.	6,000	148,980
Outback Steakhouse, Inc.	6,700	296,207
Panera Bread Co. Class A (a)	15,900	628,527
Penn National Gaming, Inc. (a)	900	20,772
Red Robin Gourmet Burgers, Inc. (a)	13,000	395,720
Starbucks Corp. (a)	35,600	1,176,936
Station Casinos, Inc.	27,900	854,577
The Cheesecake Factory, Inc. (a)	14,800	651,644
Wynn Resorts Ltd. (a)	5,800	162,458
		6,182,799
Household Durables - 1.2%
D.R. Horton, Inc.	10,600	458,556
Fortune Brands, Inc.	1,600	114,384
Garmin Ltd.	2,300	125,304
Harman International Industries, Inc.	16,000	1,183,680
Jarden Corp. (a)	300	8,202
Lennar Corp. Class A	900	86,400
Pulte Homes, Inc.	1,600	149,792
Ryland Group, Inc.	2,500	221,600
		2,347,918
Internet & Catalog Retail - 4.2%
eBay, Inc. (a)	68,100	4,398,579
InterActiveCorp (a)	97,400	3,304,782
Netflix, Inc. (a)	12,500	683,625
		8,386,986
Leisure Equipment & Products - 0.1%
Marvel Enterprises, Inc. (a)	8,300	241,613
Media - 2.1%
Citadel Broadcasting Corp.	500	11,185
E.W. Scripps Co. Class A	200	18,828
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Fox Entertainment Group, Inc. Class A (a)	8,400	$ 244,860
Getty Images, Inc. (a)	1,900	95,247
Meredith Corp.	1,300	63,453
News Corp. Ltd. ADR	21,800	786,980
Pixar (a)	18,994	1,316,094
SBS Broadcasting SA (a)	10,800	352,080
Univision Communications, Inc. Class A (a)	32,000	1,270,080
		4,158,807
Multiline Retail - 0.4%
99 Cents Only Stores (a)	4,400	119,812
Nordstrom, Inc.	6,600	226,380
Tuesday Morning Corp. (a)	13,500	408,375
		754,567
Specialty Retail - 5.4%
Advance Auto Parts, Inc. (a)	6,300	512,820
America's Car Mart, Inc. (a)	600	16,152
AnnTaylor Stores Corp. (a)	41,100	1,602,900
Bed Bath & Beyond, Inc. (a)	41,500	1,799,025
Best Buy Co., Inc.	8,800	459,712
Casual Male Retail Group, Inc. (a)	78,900	547,566
Chico's FAS, Inc. (a)	36,800	1,359,760
Claire's Stores, Inc.	7,000	131,880
Foot Locker, Inc.	24,300	569,835
Guitar Center, Inc. (a)	4,600	149,868
Hot Topic, Inc. (a)	2,300	67,758
Pacific Sunwear of California, Inc. (a)	17,400	367,488
PETCO Animal Supplies, Inc. (a)	6,100	185,745
Regis Corp.	25,400	1,003,808
Staples, Inc. (a)	15,600	425,880
The Pep Boys - Manny, Moe & Jack	8,600	196,682
Urban Outfitters, Inc. (a)	33,200	1,230,060
		10,626,939
Textiles Apparel & Luxury Goods - 3.4%
Brown Shoe Co., Inc.	14,500	549,985
Carter's, Inc.	300	7,635
Coach, Inc. (a)	23,400	883,350
K-Swiss, Inc. Class A	86,800	2,088,408
Liz Claiborne, Inc.	400	14,184
NIKE, Inc. Class B	14,800	1,013,208
Puma AG	6,400	1,127,078
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Quiksilver, Inc. (a)	5,000	$ 88,650
Reebok International Ltd.	26,400	1,038,048
		6,810,546
TOTAL CONSUMER DISCRETIONARY		40,434,914
CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	800	16,624
Cott Corp. (a)	10,000	280,296
Cott Corp. (c)	2,900	81,229
		378,149
Food & Staples Retailing - 1.7%
Loblaw Companies Ltd.	5,700	293,525
Sysco Corp.	51,800	1,928,514
The Pantry, Inc. (a)	30,000	681,000
Whole Foods Market, Inc.	6,100	409,493
		3,312,532
Food Products - 0.4%
Dean Foods Co. (a)	7,200	236,664
Hershey Foods Corp.	3,500	269,465
Peet's Coffee & Tea, Inc. (a)	5,000	87,050
Smithfield Foods, Inc. (a)	3,000	62,100
SunOpta, Inc. (a)	15,100	138,521
		793,800
Personal Products - 0.8%
Avon Products, Inc.	11,600	782,884
Gillette Co.	25,000	918,250
		1,701,134
TOTAL CONSUMER STAPLES		6,185,615
ENERGY - 3.5%
Energy Equipment & Services - 0.6%
Carbo Ceramics, Inc.	10,000	512,500
Noble Corp. (a)	2,200	78,716
Pason Systems, Inc.	30,000	582,794
		1,174,010
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - 2.9%
Apache Corp.	2,000	$ 162,200
Chesapeake Energy Corp.	11,300	153,454
China Petroleum & Chemical Corp. sponsored ADR	9,400	417,454
EnCana Corp.	5,000	196,577
Encore Acquisition Co. (a)	3,700	91,205
Evergreen Resources, Inc. (a)	2,700	87,777
McMoRan Exploration Co. (a)	15,000	281,250
Murphy Oil Corp.	44,500	2,906,295
PetroChina Co. Ltd. sponsored ADR	5,200	296,660
Pioneer Natural Resources Co. (a)	2,300	73,439
XTO Energy, Inc.	40,200	1,137,660
		5,803,971
TOTAL ENERGY		6,977,981
FINANCIALS - 8.5%
Capital Markets - 0.9%
Merrill Lynch & Co., Inc.	24,100	1,413,465
Nomura Holdings, Inc.	17,000	290,977
		1,704,442
Commercial Banks - 1.2%
Bank One Corp.	400	18,236
Commerce Bancorp, Inc., New Jersey	12,800	674,304
East West Bancorp, Inc.	5,300	284,504
Fifth Third Bancorp	4,200	248,220
M&T Bank Corp.	6,800	668,440
Nara Bancorp, Inc.	1,400	38,220
UCBH Holdings, Inc.	3,500	136,395
Wintrust Financial Corp.	4,200	189,420
		2,257,739
Consumer Finance - 0.1%
SLM Corp.	7,000	263,760
Insurance - 3.9%
AFLAC, Inc.	4,500	162,810
American International Group, Inc.	5,000	331,400
Berkshire Hathaway, Inc. Class A (a)	42	3,538,500
China Life Insurance Co. Ltd. ADR (a)	1,000	32,970
Endurance Specialty Holdings Ltd.	1,800	60,390
Everest Re Group Ltd.	10,900	922,140
HCC Insurance Holdings, Inc.	39,000	1,240,200
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Mercury General Corp.	1,100	$ 51,205
MetLife, Inc.	2,300	77,441
Montpelier Re Holdings Ltd.	7,400	271,580
Penn-America Group, Inc.	1,500	19,905
Progressive Corp.	4,500	376,155
USI Holdings Corp. (a)	50,400	657,720
White Mountains Insurance Group Ltd.	100	45,995
		7,788,411
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	5,600	424,760
Doral Financial Corp.	6,375	205,785
Golden West Financial Corp., Delaware	5,900	608,821
New York Community Bancorp, Inc.	89,125	3,391,206
Webster Financial Corp.	1,300	59,618
		4,690,190
TOTAL FINANCIALS		16,704,542
HEALTH CARE - 15.4%
Biotechnology - 5.4%
Amylin Pharmaceuticals, Inc. (a)	18,300	406,626
Celgene Corp. (a)	2,900	130,558
Connetics Corp. (a)	500	9,080
Digene Corp. (a)	7,300	292,730
Dyax Corp. (a)	2,100	17,262
Gen-Probe, Inc. (a)	4,400	160,468
Genentech, Inc. (a)	86,900	8,131,237
Gilead Sciences, Inc. (a)	2,500	145,350
Harvard Bioscience, Inc. (a)	19,500	173,550
IDEXX Laboratories, Inc. (a)	400	18,512
Invitrogen Corp. (a)	6,800	476,000
Martek Biosciences (a)	6,000	389,820
Millennium Pharmaceuticals, Inc. (a)	14,200	265,114
Serologicals Corp. (a)	3,500	65,100
		10,681,407
Health Care Equipment & Supplies - 3.2%
Advanced Neuromodulation Systems, Inc. (a)	700	32,186
Alcon, Inc.	26,400	1,598,256
Biomet, Inc.	10,400	378,664
Boston Scientific Corp. (a)	29,900	1,099,124
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	1,800	$ 84,834
Cyberonics, Inc. (a)	1,500	48,015
DENTSPLY International, Inc.	35,200	1,589,984
Diagnostic Products Corp.	1,800	82,638
Given Imaging Ltd. (a)	1,300	23,283
Integra LifeSciences Holdings Corp. (a)	4,400	125,972
Kyphon, Inc. (a)	2,100	52,143
Nektar Therapeutics (a)	3,700	50,357
Stryker Corp.	7,200	612,072
Wilson Greatbatch Technologies, Inc. (a)	9,500	401,565
Wright Medical Group, Inc. (a)	2,200	66,968
		6,246,061
Health Care Providers & Services - 2.8%
Aetna, Inc.	2,900	195,982
Caremark Rx, Inc. (a)	10,800	273,564
Health Management Associates, Inc. Class A	19,600	470,400
ICON PLC sponsored ADR (a)	17,400	758,640
Mid Atlantic Medical Services, Inc. (a)	2,700	174,960
Patterson Dental Co. (a)	23,900	1,533,424
ProxyMed, Inc. (a)	1,800	31,482
UnitedHealth Group, Inc.	37,200	2,164,296
WebMD Corp. (a)	3,000	26,970
		5,629,718
Pharmaceuticals - 4.0%
aaiPharma, Inc. (a)	700	17,584
Adolor Corp. (a)	200	4,004
AstraZeneca PLC sponsored ADR	15,900	769,242
Bentley Pharmaceuticals, Inc. (a)	300	3,990
Dr. Reddy's Laboratories Ltd. ADR	1,400	44,310
Eli Lilly & Co.	1,200	84,396
Endo Pharmaceuticals Holdings, Inc. (a)	1,200	23,112
IVAX Corp. (a)	36,500	871,620
Kos Pharmaceuticals, Inc. (a)	25,100	1,080,304
Medicis Pharmaceutical Corp. Class A	1,100	78,430
Novartis AG sponsored ADR	30,300	1,390,467
Novo Nordisk AS Series B	23,500	955,260
Pharmaceutical Resources, Inc. (a)	3,900	254,085
Roche Holding AG (participation certificate)	2,520	253,442
Salix Pharmaceuticals Ltd. (a)	2,900	65,743
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Taro Pharmaceutical Industries Ltd. (a)	200	$ 12,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,200	1,996,192
		7,905,081
TOTAL HEALTH CARE		30,462,267
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.6%
Bombardier, Inc. Class B (sub. vtg.)	155,500	655,708
CAE, Inc.	19,600	88,541
Honeywell International, Inc.	2,700	90,261
KVH Industries, Inc. (a)	6,616	181,742
Precision Castparts Corp.	1,800	81,738
United Defense Industries, Inc. (a)	4,000	127,520
		1,225,510
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	2,400	178,920
Airlines - 1.0%
AirTran Holdings, Inc. (a)	39,900	474,810
ExpressJet Holdings, Inc. Class A (a)	7,900	118,500
Frontier Airlines, Inc. (a)	16,500	235,290
JetBlue Airways Corp. (a)	388	10,290
Ryanair Holdings PLC sponsored ADR (a)	21,394	1,083,392
		1,922,282
Building Products - 0.1%
Quixote Corp.	10,000	244,100
Commercial Services & Supplies - 1.7%
Apollo Group, Inc. Class A (a)	15,500	1,054,000
Aramark Corp. Class B	5,900	161,778
Corinthian Colleges, Inc. (a)	3,400	188,904
Dun & Bradstreet Corp. (a)	300	15,213
Education Management Corp. (a)	28,400	881,536
ITT Educational Services, Inc. (a)	1,300	61,061
MemberWorks, Inc. (a)	2,000	54,340
Strayer Education, Inc.	7,646	832,114
		3,248,946
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Cooper Industries Ltd. Class A	8,600	$ 498,198
Roper Industries, Inc.	22,000	1,083,720
		1,581,918
Industrial Conglomerates - 0.4%
3M Co.	10,000	850,300
Machinery - 0.9%
Danaher Corp.	5,300	486,275
Donaldson Co., Inc.	1,300	76,908
Ingersoll-Rand Co. Ltd. Class A	1,200	81,456
PACCAR, Inc.	10,700	910,784
Pall Corp.	1,500	40,245
Wabash National Corp. (a)	2,900	84,970
		1,680,638
Marine - 0.0%
Alexander & Baldwin, Inc.	1,400	47,166
Road & Rail - 0.0%
Heartland Express, Inc.	700	16,933
Knight Transportation, Inc. (a)	600	15,390
Landstar System, Inc. (a)	600	22,824
		55,147
Trading Companies & Distributors - 0.1%
Fastenal Co.	5,000	249,700
TOTAL INDUSTRIALS		11,284,627
INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 5.7%
Adtran, Inc.	10,200	316,200
Advanced Fibre Communications, Inc. (a)	8,400	169,260
Alcatel SA sponsored ADR (a)	11,500	147,775
Aspect Communications Corp. (a)	55,700	877,832
Avaya, Inc. (a)	4,500	58,230
CIENA Corp. (a)	32,100	213,144
Comverse Technology, Inc. (a)	4,000	70,360
Foundry Networks, Inc. (a)	3,000	82,080
Harris Corp.	6,600	250,470
NetScreen Technologies, Inc. (a)	16,300	403,425
Packeteer, Inc. (a)	3,200	54,336
QUALCOMM, Inc.	73,900	3,985,427
Research in Motion Ltd. (a)	47,000	3,142,029
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Scientific-Atlanta, Inc.	10,900	$ 297,570
Sonus Networks, Inc. (a)	1,300	9,828
Sycamore Networks, Inc. (a)	86,600	453,784
Telefonaktiebolaget LM Ericsson ADR (a)	20,600	364,620
Vyyo, Inc. (a)	42,000	358,260
		11,254,630
Computers & Peripherals - 0.6%
Applied Films Corp. (a)	3,500	115,570
Dell, Inc. (a)	12,000	407,520
Dot Hill Systems Corp. (a)	4,200	63,630
Electronics for Imaging, Inc. (a)	4,000	104,080
Logitech International SA sponsored ADR (a)	500	21,265
SanDisk Corp. (a)	7,000	427,980
		1,140,045
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	2,700	78,948
Amphenol Corp. Class A (a)	1,400	89,502
AU Optronics Corp. sponsored ADR	43,300	516,136
CDW Corp.	7,900	456,304
Manufacturers Services Ltd. (a)	700	4,256
Sigmatron International, Inc. (a)	4,100	106,969
Symbol Technologies, Inc.	8,100	136,809
		1,388,924
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	11,700	125,775
Ask Jeeves, Inc. (a)	9,900	179,388
j2 Global Communications, Inc. (a)	4,500	111,465
Lastminute.com PLC (a)	34,600	137,464
Openwave Systems, Inc. (a)	4,300	47,300
Opsware, Inc. (a)	2,600	19,240
RADWARE Ltd. (a)	10,100	275,225
Supportsoft, Inc. (a)	1,700	22,355
Yahoo!, Inc. (a)	153,400	6,929,078
		7,847,290
IT Services - 2.9%
Anteon International Corp. (a)	39,600	1,427,580
CACI International, Inc. Class A (a)	2,200	106,964
Cognizant Technology Solutions Corp. Class A (a)	24,707	1,127,627
Hewitt Associates, Inc. Class A (a)	700	20,930
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Infosys Technologies Ltd. sponsored ADR	9,400	$ 899,580
iPayment, Inc.	2,800	95,200
ManTech International Corp. Class A (a)	15,800	394,210
Satyam Computer Services Ltd. ADR	500	14,665
SRA International, Inc. Class A (a)	36,200	1,560,220
Syntel, Inc.	500	12,355
Tyler Technologies, Inc. (a)	9,300	89,559
		5,748,890
Office Electronics - 0.0%
Xerox Corp. (a)	3,900	53,820
Semiconductors & Semiconductor Equipment - 6.8%
Analog Devices, Inc.	17,400	794,310
ASML Holding NV (NY Shares) (a)	6,500	130,325
ATI Technologies, Inc. (a)	10,000	150,247
Integrated Circuit Systems, Inc. (a)	10,200	290,598
Intel Corp.	17,100	550,620
International Rectifier Corp. (a)	19,400	958,554
KLA-Tencor Corp. (a)	3,000	176,010
Lam Research Corp. (a)	4,700	151,810
Linear Technology Corp.	23,200	976,024
LSI Logic Corp. (a)	50,700	449,709
Marvell Technology Group Ltd. (a)	65,200	2,473,036
Maxim Integrated Products, Inc.	20,500	1,020,900
Microchip Technology, Inc.	37,400	1,247,664
National Semiconductor Corp. (a)	2,200	86,702
O2Micro International Ltd. (a)	3,000	67,200
Omnivision Technologies, Inc. (a)	187	10,332
PMC-Sierra, Inc. (a)	7,700	155,155
Samsung Electronics Co. Ltd.	3,540	1,338,817
Sigmatel, Inc.	400	9,872
Silicon Laboratories, Inc. (a)	46,700	2,018,374
Standard Microsystems Corp. (a)	800	20,240
Trident Microsystems, Inc. (a)	300	5,226
Vitesse Semiconductor Corp. (a)	59,100	346,917
		13,428,642
Software - 2.9%
Activision, Inc. (a)	97,000	1,765,400
Agile Software Corp. (a)	54,800	542,520
Altiris, Inc. (a)	20,600	751,488
Amdocs Ltd. (a)	2,500	56,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc.	6,500	$ 159,770
Electronic Arts, Inc. (a)	8,200	391,796
Kronos, Inc. (a)	13,297	526,694
Novell, Inc. (a)	48,100	506,012
Quality Systems, Inc. (a)	4,000	178,360
SAP AG sponsored ADR	3,800	157,928
Sonic Solutions, Inc. (a)	18,986	290,486
Take-Two Interactive Software, Inc. (a)	2,700	77,787
VERITAS Software Corp. (a)	10,000	371,600
WatchGuard Technologies, Inc. (a)	11,000	64,020
		5,840,061
TOTAL INFORMATION TECHNOLOGY		46,702,302
MATERIALS - 4.9%
Chemicals - 0.0%
Headwaters, Inc. (a)	2,900	56,898
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	5,485
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	7,800	282,669
Anglogold Ltd. sponsored ADR	3,200	149,440
Apex Silver Mines Ltd. (a)	9,000	188,100
Companhia Vale do Rio Doce sponsored ADR	300	17,550
Compania de Minas Buenaventura SA sponsored ADR	19,800	559,944
First Quantum Minerals Ltd. (a)	150,000	1,626,966
Freeport-McMoRan Copper & Gold, Inc. Class B	33,200	1,398,716
Gabriel Resources Ltd. (a)	156,300	590,402
Glamis Gold Ltd. (a)	33,900	582,248
Goldcorp, Inc.	19,400	308,378
IAMGOLD Corp.	52,400	364,360
International Steel Group, Inc. (a)	7,400	288,230
Ivanhoe Mines Ltd. (a)	700	5,558
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	300	682
Newmont Mining Corp.	43,000	2,090,230
Novagold Resources, Inc. (a)	110,900	554,842
Nucor Corp.	1,500	84,000
Peabody Energy Corp.	4,300	179,353
Placer Dome, Inc.	10,400	185,760
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto PLC (Reg.)	3,100	$ 86,265
Wheaton River Minerals Ltd. (a)	50,000	149,167
		9,692,860
TOTAL MATERIALS		9,755,243
TELECOMMUNICATION SERVICES - 6.9%
Wireless Telecommunication Services - 6.9%
America Movil SA de CV sponsored ADR	79,200	2,165,328
At Road, Inc. (a)	12,300	163,590
Nextel Communications, Inc. Class A (a)	223,700	6,277,022
Nextel Partners, Inc. Class A (a)	204,800	2,754,560
NII Holdings, Inc. Class B (a)	14,900	1,111,987
Vodafone Group PLC sponsored ADR	35,500	888,920
Wireless Facilities, Inc. (a)	25,000	371,500
		13,732,907
TOTAL COMMON STOCKS (Cost $167,089,851)		182,240,398
Money Market Funds - 1.7%

Fidelity Securities Lending Cash Central Fund, 1.09% (b) (Cost $3,325,150)	3,325,150	3,325,150
Cash Equivalents - 9.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.81%, dated 12/31/03 due 1/2/04) (Cost $18,851,000)	$ 18,851,845	18,851,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $189,266,001)	204,416,548
NET OTHER ASSETS - (3.2)%	(6,406,995)
NET ASSETS - 100%	$ 198,009,553
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $81,229 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.8%
Canada	5.3%
Bermuda	2.2%
Switzerland	1.6%
Israel	1.1%
Mexico	1.1%
Ireland	1.0%
Others (individually less than 1%)	5.9%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $195,265,907 and $28,604,925, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,661 for the period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $3,231,402 and repurchase agreements of $18,851,000) (cost $189,266,001) - See accompanying schedule		$ 204,416,548
Cash		303
Receivable for investments sold		206,589
Receivable for fund shares sold		5,043,571
Dividends receivable		51,748
Prepaid expenses		52,967
Other affiliated receivables		15,650
Other receivables		23,333
Total assets		209,810,709

Liabilities
Payable for investments purchased	$ 8,088,128
Payable for fund shares redeemed	64,757
Distributions payable	240
Accrued management fee	82,626
Distribution fees payable	83,888
Other affiliated payables	29,841
Other payables and accrued expenses	126,526
Collateral on securities loaned, at value	3,325,150
Total liabilities		11,801,156

Net Assets		$ 198,009,553
Net Assets consist of:
Paid in capital		$ 183,311,353
Accumulated net investment loss		(225,138)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(227,284)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,150,622
Net Assets		$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2003

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($37,295,654 ÷ 3,163,205 shares)	$ 11.79

Maximum offering price per share (100/94.25 of $11.79)	$ 12.51
Class T: Net Asset Value and redemption price per share ($61,996,849 ÷ 5,261,369 shares)	$ 11.78

Maximum offering price per share (100/96.50 of $11.78)	$ 12.21
Class B: Net Asset Value and offering price per share ($26,935,678 ÷ 2,289,643 shares) A	$ 11.76

Class C: Net Asset Value and offering price per share ($48,669,210 ÷ 4,139,056 shares) A	$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($23,112,162 ÷ 1,959,729 shares)	$ 11.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period July 31, 2003 (commencement of operations) to December 31, 2003

Investment Income
Dividends		$ 140,102
Interest		48,035
Security lending		4,990
Total income		193,127

Expenses
Management fee	$ 235,539
Transfer agent fees	86,481
Distribution fees	228,107
Accounting and security lending fees	25,530
Non-interested trustees' compensation	104
Custodian fees and expenses	19,541
Registration fees	65,234
Audit	28,861
Legal	50
Miscellaneous	6
Total expenses before reductions	689,453
Expense reductions	(44,776)	644,677
Net investment income (loss)		(451,550)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	428,869
Foreign currency transactions	(14,755)
Total net realized gain (loss)		414,114
Change in net unrealized appreciation (depreciation) on: Investment securities	15,150,547
Assets and liabilities in foreign currencies	75
Total change in net unrealized appreciation (depreciation)		15,150,622
Net gain (loss)		15,564,736
Net increase (decrease) in net assets resulting from operations		$ 15,113,186

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period July 31, 2003 (commencement of operations) to December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (451,550)
Net realized gain (loss)	414,114
Change in net unrealized appreciation (depreciation)	15,150,622
Net increase (decrease) in net assets resulting from operations	15,113,186
Distributions to shareholders from net investment income	(334,230)
Distributions to shareholders from net realized gain	(80,756)
Total distributions	(414,986)
Share transactions - net increase (decrease)	183,311,353
Total increase (decrease) in net assets	198,009,553

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $225,138)	$ 198,009,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.04)
Net realized and unrealized gain (loss)	1.87
Total from investment operations	1.83
Distributions from net investment income	(.03)
Distributions from net realized gain	(.01)
Total distributions	(.04)
Net asset value, end of period	$ 11.79
Total ReturnB,C,D	18.23%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.39%A
Expenses net of voluntary waivers, if any	1.39%A
Expenses net of all reductions	1.28%A
Net investment income (loss)	(.81)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,296
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.05)
Net realized and unrealized gain (loss)	1.86
Total from investment operations	1.81
Distributions from net investment income	(.02)
Distributions from net realized gain	(.01)
Total distributions	(.03)
Net asset value, end of period	$ 11.78
Total ReturnB,C,D	18.08%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.62%A
Expenses net of voluntary waivers, if any	1.62%A
Expenses net of all reductions	1.51%A
Net investment income (loss)	(1.04)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,997
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)
Net realized and unrealized gain (loss)	1.85
Total from investment operations	1.78
Distributions from net investment income	(.01)
Distributions from net realized gain	(.01)
Total distributions	(.02)
Net asset value, end of period	$ 11.76
Total ReturnB,C,D	17.75%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.19%A
Expenses net of voluntary waivers, if any	2.19%A
Expenses net of all reductions	2.08%A
Net investment income (loss)	(1.61)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,936
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Period ended December 31,	2003F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.07)
Net realized and unrealized gain (loss)	1.85
Total from investment operations	1.78
Distributions from net investment income	(.01)
Distributions from net realized gain	(.01)
Total distributions	(.02)
Net asset value, end of period	$ 11.76
Total ReturnB,C,D	17.77%
Ratios to Average Net AssetsG
Expenses before expense reductions	2.14%A
Expenses net of voluntary waivers, if any	2.14%A
Expenses net of all reductions	2.03%A
Net investment income (loss)	(1.55)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,669
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 31, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended December 31,	2003E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.02)
Net realized and unrealized gain (loss)	1.86
Total from investment operations	1.84
Distributions from net investment income	(.04)
Distributions from net realized gain	(.01)
Total distributions	(.05)
Net asset value, end of period	$ 11.79
Total ReturnB,C	18.31%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.07%A
Expenses net of voluntary waivers, if any	1.07%A
Expenses net of all reductions	.96%A
Net investment income (loss)	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,112
Portfolio turnover rate	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 31, 2003 (commencement of operations) to December 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

1. Significant Accounting Policies.

Fidelity Advisor New Insights Fund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 17,297,416	|
Unrealized depreciation	(2,654,489)
Net unrealized appreciation (depreciation)	14,642,927
Undistributed ordinary income	133,216
Cost for federal income tax purposes	$ 189,773,621

The tax character of distributions paid was as follows:

December 31, 2003
Ordinary Income	$ 414,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 18,832	$ 467
Class T	.25%	.25%	61,880	5,154
Class B	.75%	.25%	52,316	39,807
Class C	.75%	.25%	95,079	84,207
			$ 228,107	$ 129,635

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 120,230
Class T	72,949
Class B*	3,178
Class C*	1,617
$ 197,974

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets*
Class A	$ 16,876.22
Class T	25,180.20
Class B	14,408.28
Class C	20,751.22
Institutional Class	9,266.15
	$ 86,481

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements Other expense reduction	Custody expense reduction

Fund Level	$ 34,973	$ 9,803

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

For the period July 31, 2003 (commencement of operations) to December 31, 2003
From net investment income
Class A	$ 86,217
Class T	115,237
Class B	22,248
Class C	48,917
Institutional Class	61,611
Total	$ 334,230
From net realized gain
Class A	$ 15,396
Class T	25,052
Class B	11,124
Class C	20,382
Institutional Class	8,802
Total	$ 80,756

Annual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

For the period July 31, 2003 (commencement of operations) to December 31, 2003
	Shares	Dollars
Class A
Shares sold	3,325,916	$ 36,472,035
Reinvestment of distributions	7,212	83,877
Shares redeemed	(169,923)	(1,927,043)
Net increase (decrease)	3,163,205	$ 34,628,869
Class T
Shares sold	5,440,874	$ 59,499,322
Reinvestment of distributions	11,278	131,049
Shares redeemed	(190,783)	(2,152,963)
Net increase (decrease)	5,261,369	$ 57,477,408
Class B
Shares sold	2,417,898	$ 26,564,025
Reinvestment of distributions	1,921	22,287
Shares redeemed	(130,176)	(1,477,650)
Net increase (decrease)	2,289,643	$ 25,108,662
Class C
Shares sold	4,280,867	$ 46,868,653
Reinvestment of distributions	3,932	45,610
Shares redeemed	(145,743)	(1,655,531)
Net increase (decrease)	4,139,056	$ 45,258,732
Institutional Class
Shares sold	2,064,833	$ 22,042,780
Reinvestment of distributions	2,785	32,385
Shares redeemed	(107,889)	(1,237,483)
Net increase (decrease)	1,959,729	$ 20,837,682

9. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 16% of the total outstanding shares of the fund.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor New Insights (2003). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000), and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Contrafund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (43)

Year of Election or Appointment: 2003

Vice President of Advisor New Insights. Mr. Danoff is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor New Insights. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2003

President and Treasurer of Advisor New Insights. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2003

Chief Financial Officer of Advisor New Insights. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor New Insights. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New insights. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2003 Assistant Treasurer of Advisor New Insights. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2003

Assistant Treasurer of Advisor New Insights. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

ANIFI-UANN-0204
1.796411.100

(Fidelity Investment logo)(registered trademark)

Fidelity®

Contrafund®

Annual Report

December 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	27.95%	3.33%	12.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® on December 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Will Danoff, Portfolio Manager of Fidelity® Contrafund®

U.S. equity markets snapped a three-year losing streak in 2003, rebounding on the strength of the lowest interest rates in decades, improved corporate profits and a resurgent economy. For the year overall, the Standard & Poor's 500SM Index gained 28.69%, the Dow Jones Industrial AverageSM rose 28.14% and the NASDAQ Composite® Index advanced 50.77%. Small-cap stocks led the charge, particularly lower-quality issues in cyclical industries such as biotechnology and the Internet. As a result, the Russell 2000®Index had its best calendar year ever, climbing 47.25%. The start of the year gave little indication of the strong performance to come, as the hangover of corporate governance scandals and an impending war with Iraq clouded the outlook for 2003. However, investors were encouraged by solid gross domestic product (GDP) growth in the first two quarters of 2003, and what seemed to be a quick resolution to the Iraqi conflict. Federal tax cuts and a boom in mortgage refinancing further boosted the markets and put more discretionary income in consumers' pockets. In the third quarter, GDP growth grew 8.2%, its highest level since 1984.

Fidelity Contrafund returned 27.95% for the 12 months ending December 31, 2003, slightly trailing the S&P 500,® which returned 28.69%, and the LipperSM Growth Funds average, which gained 29.63%. A de-emphasis on technology and brokerage stocks hurt relative performance, while an emphasis on small-company stocks helped overall. Technology stocks in the index gained 60% in 2003, propelled forward by new products and huge demand, and we did not anticipate such a strong snapback. A lack of exposure to brokerage stocks also hurt, as these companies benefited from low interest rates and improving market conditions. As mentioned, the fund's emphasis on smaller stocks proved beneficial. Approximately 42% of the fund's assets were invested in companies sized at $10 billion or less, versus just 14% for the S&P 500. Strong individual performers included Zimmer Holdings, a medical technology company specializing in orthopedics, Genentech, a leading biotechnology firm, and Freeport-McMoRan Copper & Gold, a mining company that benefited from improved industry trends. Disappointments included government defense contractor Lockheed Martin, health and beauty giant Colgate-Palmolive, and regional bank Fifth Third Bankcorp, all of which experienced sluggish earnings growth.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
3M Co.	3.4	3.3
Berkshire Hathaway, Inc. Class A	3.0	3.0
Avon Products, Inc.	2.5	2.7
Colgate-Palmolive Co.	2.2	3.4
Lockheed Martin Corp.	2.0	2.6
EnCana Corp.	1.9	2.3
Zimmer Holdings, Inc.	1.7	1.5
InterActiveCorp	1.6	1.8
Ryanair Holdings PLC sponsored ADR	1.4	1.5
Newmont Mining Corp.	1.4	1.1
	21.1
Top Five Market Sectors as of December 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.8	17.6
Health Care	15.6	15.1
Financials	15.5	15.7
Industrials	13.3	12.9
Information Technology	12.4	10.1
Asset Allocation (% of fund's net assets)
As of December 31, 2003 *		As of June 30, 2003 **
	Stocks 96.7%		Stocks 94.2%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.7%		Convertible Securities 0.8%
	Other Investments 0.0%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	24.0%	** Foreign investments	21.7%

Annual Report

Investments December 31, 2003

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Auto Components - 0.4%
BorgWarner, Inc.	94,800	$ 8,065
Gentex Corp.	2,960,000	130,714
LKQ Corp.	30,600	549
		139,328
Automobiles - 0.6%
Brilliance China Automotive Holdings Ltd. sponsored ADR	7,800	442
Harley-Davidson, Inc.	23,500	1,117
Honda Motor Co. Ltd.	888,700	39,992
Nissan Motor Co. Ltd.	3,492,300	39,219
Toyota Motor Corp.	4,064,500	139,717
		220,487
Hotels, Restaurants & Leisure - 2.8%
Argosy Gaming Co. (a)	78,200	2,032
Buffalo Wild Wings, Inc.	106,200	2,756
Four Seasons Hotels, Inc.	100	5
GTECH Holdings Corp.	1,109,300	54,899
Harrah's Entertainment, Inc.	146,700	7,301
Hilton Group PLC	4,263,400	17,110
International Game Technology	1,790,100	63,907
Kerzner International Ltd. (a)	435,700	16,975
Krispy Kreme Doughnuts, Inc. (a)(c)	3,430,400	125,553
Mandalay Resort Group	156,600	7,003
McDonald's Corp.	2,623,300	65,137
MGM MIRAGE (a)	342,800	12,893
Outback Steakhouse, Inc.	922,200	40,770
P.F. Chang's China Bistro, Inc. (a)(c)	2,383,950	121,295
Panera Bread Co. Class A (a)(c)	2,554,800	100,991
Penn National Gaming, Inc. (a)	159,565	3,683
Red Robin Gourmet Burgers, Inc. (a)	606,100	18,450
Stanley Leisure PLC	1,842,625	13,046
Starbucks Corp. (a)	4,170,500	137,877
Station Casinos, Inc.	1,506,500	46,144
The Cheesecake Factory, Inc. (a)	1,294,676	57,005
Wendy's International, Inc.	106,700	4,187
William Hill PLC	10,704,080	81,613
Wynn Resorts Ltd. (a)	678,200	18,996
		1,019,628
Household Durables - 1.7%
D.R. Horton, Inc.	3,679,403	159,171
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.	1,516,800	$ 108,436
Garmin Ltd.	424,803	23,143
Harman International Industries, Inc.	2,525,200	186,814
Jarden Corp. (a)	397,950	10,880
Lennar Corp. Class A	285,000	27,360
Mohawk Industries, Inc. (a)	414,900	29,267
Pulte Homes, Inc.	78,000	7,302
Ryland Group, Inc.	555,800	49,266
Sharp Corp.	1,094,000	17,350
		618,989
Internet & Catalog Retail - 2.4%
eBay, Inc. (a)	4,411,800	284,958
InterActiveCorp (a)	16,563,072	561,985
		846,943
Leisure Equipment & Products - 0.2%
Marvel Enterprises, Inc. (a)	409,400	11,918
Mattel, Inc.	2,412,000	46,479
		58,397
Media - 2.6%
Astro All Asia Networks PLC	7,422,200	8,634
British Sky Broadcasting Group PLC (BSkyB) (a)	941,700	11,821
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	475,700	24,232
Citadel Broadcasting Corp.	121,200	2,711
Comcast Corp. Class A (special) (a)	2,009,500	62,857
Cox Communications, Inc. Class A (a)	80,200	2,763
E.W. Scripps Co. Class A	1,447,900	136,305
Fox Entertainment Group, Inc. Class A (a)	4,954,700	144,430
Getty Images, Inc. (a)	445,200	22,318
Journal Communications, Inc. Class A	65,400	1,212
McGraw-Hill Companies, Inc.	31,100	2,175
Meredith Corp.	416,800	20,344
News Corp. Ltd. ADR	737,500	26,624
Pearson PLC sponsored ADR	934,500	10,476
Pixar (a)	1,880,437	130,295
SBS Broadcasting SA (a)	276,490	9,014
Tribune Co.	1,612,400	83,200
Univision Communications, Inc. Class A (a)	1,447,300	57,443
Viacom, Inc. Class B (non-vtg.)	1,539,367	68,317
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Vivendi Universal SA sponsored ADR (a)	390,000	$ 9,469
Washington Post Co. Class B	109,570	86,714
		921,354
Multiline Retail - 0.8%
99 Cents Only Stores (a)(c)	6,879,433	187,327
Dollar General Corp.	1,409,900	29,594
Fred's, Inc. Class A	78,200	2,423
Marks & Spencer Group PLC	3,181,900	16,420
Nordstrom, Inc.	767,900	26,339
Tuesday Morning Corp. (a)	677,300	20,488
		282,591
Specialty Retail - 3.8%
Advance Auto Parts, Inc. (a)	1,199,100	97,607
America's Car Mart, Inc. (a)	100,700	2,711
AnnTaylor Stores Corp. (a)(c)	2,339,800	91,252
Bed Bath & Beyond, Inc. (a)	5,905,600	256,008
Best Buy Co., Inc.	649,700	33,940
CarMax, Inc. (a)	381,000	11,784
Chico's FAS, Inc. (a)	2,366,800	87,453
Claire's Stores, Inc.	1,171,400	22,069
Dick's Sporting Goods, Inc. (a)	800	39
Finish Line, Inc. Class A (a)	117,400	3,518
Foot Locker, Inc.	1,207,220	28,309
Gap, Inc.	391,300	9,082
Guitar Center, Inc. (a)	189,300	6,167
Hot Topic, Inc. (a)	1,178,250	34,711
Lowe's Companies, Inc.	3,067,600	169,914
Pacific Sunwear of California, Inc. (a)(c)	5,219,028	110,226
PETCO Animal Supplies, Inc. (a)	2,301,800	70,090
PETsMART, Inc.	3,235,200	76,998
Regis Corp.	526,700	20,815
Ross Stores, Inc.	899,240	23,767
Staples, Inc. (a)	1,130,900	30,874
The Pep Boys - Manny, Moe & Jack	1,413,900	32,336
TJX Companies, Inc.	3,101,900	68,397
Urban Outfitters, Inc. (a)	969,200	35,909
Weight Watchers International, Inc. (a)	1,167,800	44,808
Zale Corp. (a)	85,200	4,533
		1,373,317
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 1.4%
Burberry Ltd.	10,208,143	$ 66,622
Carter's, Inc.	93,200	2,372
Coach, Inc. (a)	5,200,576	196,322
Columbia Sportswear Co. (a)	35,200	1,918
K-Swiss, Inc. Class A (c)	1,757,700	42,290
Liz Claiborne, Inc.	391,300	13,875
NIKE, Inc. Class B	572,300	39,180
Puma AG	383,369	67,514
Quiksilver, Inc. (a)	1,255,200	22,255
Reebok International Ltd.	1,447,200	56,904
Tommy Hilfiger Corp. (a)	212,200	3,143
		512,395
TOTAL CONSUMER DISCRETIONARY		5,993,429
CONSUMER STAPLES - 8.4%
Beverages - 0.7%
Anheuser-Busch Companies, Inc.	1,881,800	99,133
Coca-Cola Hellenic Bottling Co. SA (Bearer)	966,560	20,086
Cott Corp. (a)	1,539,100	43,140
Cott Corp. (d)	779,500	21,834
Molson, Inc. Class A	1,367,615	38,060
PepsiCo, Inc.	472,690	22,037
Tsingtao Brewery Co. Ltd. (H Shares)	3,223,000	3,778
		248,068
Food & Staples Retailing - 1.7%
Boots Group PLC	2,398,456	29,593
Coles Myer Ltd.	848,200	4,822
George Weston Ltd.	17,510	1,400
Loblaw Companies Ltd.	181,230	9,333
Safeway PLC	909,686	4,613
Sysco Corp.	8,052,900	299,809
Tesco PLC	24,788,107	114,084
United Natural Foods, Inc. (a)	211,200	7,584
Whole Foods Market, Inc.	1,725,575	115,838
William Morrison Supermarkets PLC	7,440,735	30,027
		617,103
Food Products - 0.4%
Dean Foods Co. (a)	1,015,700	33,386
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Hershey Foods Corp.	592,500	$ 45,617
Horizon Organic Holding Corp. (a)	398,800	9,551
Kraft Foods, Inc. Class A	7,860	253
Saputo, Inc.	550,700	13,627
Smithfield Foods, Inc. (a)	233,900	4,842
Tyson Foods, Inc. Class A	312,000	4,131
Wm. Wrigley Jr. Co.	912,100	51,269
		162,676
Household Products - 2.2%
Colgate-Palmolive Co.	15,415,700	771,556
WD-40 Co.	86,900	3,073
		774,629
Personal Products - 3.4%
Avon Products, Inc. (c)	13,469,022	909,024
Estee Lauder Companies, Inc. Class A	78,100	3,066
Gillette Co.	8,453,400	310,493
		1,222,583
TOTAL CONSUMER STAPLES		3,025,059
ENERGY - 4.4%
Energy Equipment & Services - 0.2%
Noble Corp. (a)	194,800	6,970
Schlumberger Ltd. (NY Shares)	311,900	17,067
Smith International, Inc. (a)	1,605,200	66,648
Willbros Group, Inc. (a)	213,500	2,566
		93,251
Oil & Gas - 4.2%
Apache Corp.	741,020	60,097
BP PLC sponsored ADR	1,234,666	60,931
Burlington Resources, Inc.	439,500	24,340
Canadian Natural Resources Ltd.	78,300	3,946
Chesapeake Energy Corp.	974,600	13,235
China Petroleum & Chemical Corp. sponsored ADR	1,589,000	70,567
EnCana Corp.	17,105,924	672,527
Encore Acquisition Co. (a)	545,400	13,444
EOG Resources, Inc.	179,200	8,274
Evergreen Resources, Inc. (a)	416,100	13,527
Murphy Oil Corp.	3,571,400	233,248
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Noble Energy, Inc.	305,400	$ 13,569
Petro-Canada	558,880	27,535
PetroChina Co. Ltd. sponsored ADR	1,314,700	75,004
Pioneer Natural Resources Co. (a)	669,800	21,387
Pogo Producing Co.	394,600	19,059
Premcor, Inc. (a)	2,931,200	76,211
Suncor Energy, Inc.	349,580	8,758
Talisman Energy, Inc.	319,130	18,087
Teekay Shipping Corp.	195,500	11,149
Total SA sponsored ADR	247,400	22,887
XTO Energy, Inc.	1,250,200	35,381
		1,503,163
TOTAL ENERGY		1,596,414
FINANCIALS - 15.3%
Capital Markets - 0.5%
Bear Stearns Companies, Inc.	78,200	6,252
Merrill Lynch & Co., Inc.	2,660,000	156,009
Nomura Holdings, Inc.	840,000	14,378
UBS AG (NY Shares)	144,900	9,852
		186,491
Commercial Banks - 3.6%
Allied Irish Banks PLC	1,207,593	19,216
Australia & New Zealand Banking Group Ltd.	2,484,939	33,036
Bank of Ireland	7,302,853	99,212
Bank One Corp.	658,100	30,003
Banknorth Group, Inc.	92,500	3,009
Commerce Bancorp, Inc., New Jersey	1,653,218	87,092
East West Bancorp, Inc.	277,500	14,896
Fifth Third Bancorp	3,963,690	234,254
HSBC Holdings PLC sponsored ADR	117,200	9,238
M&T Bank Corp.	2,389,700	234,908
Nara Bancorp, Inc.	124,400	3,396
National Australia Bank Ltd.	945,000	21,282
North Fork Bancorp, Inc., New York	2,081,900	84,254
Popular, Inc.	244,700	10,997
Royal Bank of Canada	193,600	9,223
Royal Bank of Scotland Group PLC	8,187,909	240,651
SouthTrust Corp.	2,333,500	76,375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	127,200	$ 3,679
Texas Regional Bancshares, Inc. Class A	78,850	2,917
UCBH Holdings, Inc.	857,700	33,425
Valley National Bancorp	87,900	2,567
Wells Fargo & Co.	208,200	12,261
Westcorp	458,100	16,744
Wintrust Financial Corp.	312,500	14,094
Zions Bancorp	78,000	4,784
		1,301,513
Consumer Finance - 1.1%
MBNA Corp.	1,949,000	48,433
SLM Corp.	8,857,600	333,754
		382,187
Diversified Financial Services - 0.6%
Citigroup, Inc.	622,600	30,221
Moody's Corp.	2,982,800	180,609
		210,830
Insurance - 7.5%
ACE Ltd.	857,300	35,509
AFLAC, Inc.	1,226,600	44,378
Allstate Corp.	2,179,400	93,758
AMBAC Financial Group, Inc.	195,400	13,559
American International Group, Inc.	6,367,426	422,033
Arch Capital Group Ltd. (a)	108,692	4,332
Berkshire Hathaway, Inc. Class A (a)	12,733	1,072,755
Brit Insurance Holdings PLC (a)	13,779,500	17,900
China Life Insurance Co. Ltd. ADR (a)	128,000	4,220
Cincinnati Financial Corp.	235,300	9,854
Endurance Specialty Holdings Ltd.	183,100	6,143
Everest Re Group Ltd. (c)	2,792,020	236,205
Fidelity National Financial, Inc.	202,675	7,860
HCC Insurance Holdings, Inc.	1,626,000	51,707
IPC Holdings Ltd.	563,800	21,954
Markel Corp. (a)	101,450	25,719
Mercury General Corp.	253,400	11,796
MetLife, Inc.	664,400	22,370
Montpelier Re Holdings Ltd. (c)	4,765,600	174,898
Old Republic International Corp.	475,950	12,070
PartnerRe Ltd.	1,292,700	75,041
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Penn-America Group, Inc.	363,500	$ 4,824
Progressive Corp.	585,200	48,917
RenaissanceRe Holdings Ltd.	2,562,410	125,686
SAFECO Corp.	429,700	16,728
StanCorp Financial Group, Inc.	230,800	14,513
USI Holdings Corp. (a)	2,153,013	28,097
W.R. Berkley Corp.	344,700	12,047
White Mountains Insurance Group Ltd.	38,400	17,662
Willis Group Holdings Ltd.	2,085,800	71,063
		2,703,598
Real Estate - 0.1%
Capital Automotive (SBI)	172,584	5,523
Duke Realty Corp.	156,400	4,848
Equity Residential (SBI)	7,900	233
General Growth Properties, Inc.	296,100	8,217
Manufactured Home Communities, Inc.	117,200	4,413
Simon Property Group, Inc.	294,100	13,629
		36,863
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	724,929	54,986
Doral Financial Corp.	1,689,900	54,550
Golden West Financial Corp., Delaware	3,587,590	370,203
New York Community Bancorp, Inc.	4,623,533	175,925
W Holding Co., Inc.	1,130,211	21,033
Webster Financial Corp.	156,100	7,159
		683,856
TOTAL FINANCIALS		5,505,338
HEALTH CARE - 15.6%
Biotechnology - 2.3%
Amylin Pharmaceuticals, Inc. (a)	2,100,400	46,671
Celgene Corp. (a)	54,900	2,472
Connetics Corp. (a)	93,400	1,696
Digene Corp. (a)	214,200	8,589
Dyax Corp. (a)	387,500	3,185
Gen-Probe, Inc. (a)	1,032,400	37,652
Genentech, Inc. (a)	4,932,300	461,515
Gilead Sciences, Inc. (a)	1,417,900	82,437
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Harvard Bioscience, Inc. (a)	464,600	$ 4,135
IDEXX Laboratories, Inc. (a)	895,000	41,421
Invitrogen Corp. (a)	297,200	20,804
Martek Biosciences (a)	688,000	44,699
Millennium Pharmaceuticals, Inc. (a)	2,823,400	52,713
Neurocrine Biosciences, Inc. (a)	97,500	5,318
Serologicals Corp. (a)	234,100	4,354
		817,661
Health Care Equipment & Supplies - 6.1%
Advanced Medical Optics, Inc. (a)	234,600	4,610
Advanced Neuromodulation Systems, Inc. (a)(c)	1,056,952	48,599
Alcon, Inc.	4,538,500	274,761
Align Technology, Inc. (a)	537,570	8,881
Becton, Dickinson & Co.	313,900	12,914
Bio-Rad Laboratories, Inc. Class A (a)	635,300	36,638
Biomet, Inc.	2,387,050	86,912
Boston Scientific Corp. (a)	3,143,300	115,548
Cooper Companies, Inc.	154,937	7,302
Cyberonics, Inc. (a)	83,000	2,657
DENTSPLY International, Inc. (c)	5,632,939	254,440
Diagnostic Products Corp.	163,700	7,515
Edwards Lifesciences Corp. (a)	100	3
Given Imaging Ltd. (a)	210,300	3,766
INAMED Corp. (a)	129,000	6,200
Integra LifeSciences Holdings Corp. (a)	605,900	17,347
Kyphon, Inc. (a)	164,000	4,072
Medtronic, Inc.	1,616,400	78,573
Nektar Therapeutics (a)	156,200	2,126
ResMed, Inc. (a)	156,200	6,489
Respironics, Inc. (a)	195,200	8,802
Smith & Nephew PLC	39,169,013	328,194
St. Jude Medical, Inc. (a)	917,400	56,282
Stryker Corp.	1,720,300	146,243
Synthes-Stratec, Inc.	36,537	36,054
Varian Medical Systems, Inc. (a)	102,800	7,103
Wilson Greatbatch Technologies, Inc. (a)	579,200	24,483
Wright Medical Group, Inc. (a)	424,400	12,919
Zimmer Holdings, Inc. (a)	8,660,729	609,715
		2,209,148
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.0%
Aetna, Inc.	2,356,030	$ 159,221
American Healthways, Inc. (a)	128,600	3,070
AMERIGROUP Corp. (a)	86,300	3,681
Caremark Rx, Inc. (a)	1,385,936	35,106
Centene Corp. (a)	244,400	6,846
Cerner Corp. (a)	162,200	6,139
DaVita, Inc. (a)	156,000	6,084
Health Management Associates, Inc. Class A	3,484,410	83,626
ICON PLC sponsored ADR (a)	643,200	28,044
Manor Care, Inc.	273,600	9,458
Mid Atlantic Medical Services, Inc. (a)	124,500	8,068
Molina Healthcare, Inc.	310,000	7,821
PacifiCare Health Systems, Inc. (a)	80,300	5,428
Patterson Dental Co. (a)(c)	5,947,298	381,579
ProxyMed, Inc. (a)	155,600	2,721
UnitedHealth Group, Inc.	4,958,300	288,474
WebMD Corp. (a)	1,215,400	10,926
WellChoice, Inc. (a)	153,600	5,299
WellPoint Health Networks, Inc. (a)	169,500	16,440
		1,068,031
Pharmaceuticals - 4.2%
aaiPharma, Inc. (a)	120,000	3,014
Altana AG	863,074	51,732
AstraZeneca PLC sponsored ADR	2,974,800	143,921
Barr Laboratories, Inc. (a)	83,800	6,448
Bentley Pharmaceuticals, Inc. (a)	97,200	1,293
Bristol-Myers Squibb Co.	392,000	11,211
Dr. Reddy's Laboratories Ltd. ADR	845,800	26,770
Eli Lilly & Co.	198,700	13,975
Endo Pharmaceuticals Holdings, Inc. (a)	332,400	6,402
Esperion Therapeutics, Inc. (a)	549,800	19,029
Forest Laboratories, Inc. (a)	66,375	4,102
IVAX Corp. (a)	2,147,800	51,289
Johnson & Johnson	2,945,550	152,167
Kos Pharmaceuticals, Inc. (a)	497,300	21,404
Medicis Pharmaceutical Corp. Class A	158,800	11,322
Merck & Co., Inc.	890,200	41,127
Novartis AG sponsored ADR	5,179,800	237,701
Novo Nordisk AS Series B	3,659,169	148,743
Pfizer, Inc.	2,438,635	86,157
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pharmaceutical Resources, Inc. (a)	691,500	$ 45,051
Roche Holding AG (participation certificate)	1,335,220	134,286
Salix Pharmaceuticals Ltd. (a)	390,100	8,844
Taro Pharmaceutical Industries Ltd. (a)	78,100	5,037
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,463,000	253,097
Wyeth	245,100	10,404
		1,494,526
TOTAL HEALTH CARE		5,589,366
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.5%
Boeing Co.	283,000	11,926
Bombardier, Inc. Class B (sub. vtg.)	17,511,400	73,842
CAE, Inc.	312,600	1,412
Honeywell International, Inc.	350,600	11,721
Lockheed Martin Corp.	13,873,300	713,088
Precision Castparts Corp.	846,100	38,421
United Defense Industries, Inc. (a)	1,889,100	60,225
		910,635
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,970,291	150,514
FedEx Corp.	118,600	8,006
Sinotrans Ltd. (H Shares)	19,564,000	8,820
United Parcel Service, Inc. Class B	1,495,900	111,519
		278,859
Airlines - 2.0%
AirTran Holdings, Inc. (a)	1,334,200	15,877
ExpressJet Holdings, Inc. Class A (a)	702,179	10,533
Frontier Airlines, Inc. (a)	549,200	7,832
JetBlue Airways Corp. (a)(c)	5,924,111	157,107
Mesa Air Group, Inc. (a)	273,600	3,425
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	726,300	6,030
sponsored ADR (a)	10,009,900	506,901
Southwest Airlines Co.	1,179,900	19,044
		726,749
Commercial Services & Supplies - 1.4%
Apollo Group, Inc. Class A (a)	2,657,600	180,717
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Aramark Corp. Class B	3,131,700	$ 85,871
Cintas Corp.	160,103	8,026
Corinthian Colleges, Inc. (a)	615,567	34,201
Dun & Bradstreet Corp. (a)	207,600	10,527
Education Management Corp. (a)	1,149,000	35,665
H&R Block, Inc.	873,600	48,371
HON Industries, Inc.	81,200	3,518
Ionics, Inc. (a)	78,000	2,484
ITT Educational Services, Inc. (a)	117,000	5,495
MemberWorks, Inc. (a)	351,737	9,557
Robert Half International, Inc. (a)	78,300	1,828
Stericycle, Inc. (a)	78,400	3,661
Strayer Education, Inc. (c)	589,499	64,155
		494,076
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	176,500	4,734
Jacobs Engineering Group, Inc. (a)	2,135,866	102,543
		107,277
Electrical Equipment - 0.3%
American Power Conversion Corp.	942,300	23,039
Cooper Industries Ltd. Class A	553,300	32,053
Franklin Electric Co., Inc.	117,300	7,095
Rockwell Automation, Inc.	235,500	8,384
Roper Industries, Inc.	467,200	23,014
		93,585
Industrial Conglomerates - 3.6%
3M Co.	14,400,980	1,224,502
Carlisle Companies, Inc.	158,600	9,652
Hutchison Whampoa Ltd.	1,109,000	8,178
Tomkins PLC	416,000	1,987
Tyco International Ltd.	2,406,900	63,783
		1,308,102
Machinery - 1.9%
Caterpillar, Inc.	867,600	72,028
CUNO, Inc. (a)	4,000	180
Danaher Corp.	3,757,020	344,707
Deere & Co.	195,200	12,698
Dionex Corp. (a)	53,400	2,457
Donaldson Co., Inc.	608,100	35,975
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Graco, Inc.	117,900	$ 4,728
IDEX Corp.	156,000	6,488
Ingersoll-Rand Co. Ltd. Class A	336,700	22,855
PACCAR, Inc.	1,625,304	138,346
Pall Corp.	349,000	9,364
SPX Corp. (a)	155,800	9,163
Wabash National Corp. (a)	727,200	21,307
		680,296
Marine - 0.1%
Alexander & Baldwin, Inc.	201,153	6,777
CP Ships Ltd.	492,800	10,219
		16,996
Road & Rail - 0.3%
Canadian National Railway Co.	462,620	29,244
Canadian Pacific Railway Ltd.	218,350	6,157
Heartland Express, Inc.	1,701,778	41,166
Knight Transportation, Inc. (a)	884,675	22,692
Landstar System, Inc. (a)	569,923	21,680
		120,939
Trading Companies & Distributors - 0.1%
Fastenal Co.	371,988	18,577
MSC Industrial Direct Co., Inc. Class A	534,000	14,685
		33,262
TOTAL INDUSTRIALS		4,770,776
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.1%
Adtran, Inc.	546,944	16,955
Advanced Fibre Communications, Inc. (a)	156,200	3,147
Alcatel SA sponsored ADR (a)	1,016,400	13,061
Aspect Communications Corp. (a)	1,503,700	23,698
Avaya, Inc. (a)	624,300	8,078
Avocent Corp. (a)	129,700	4,737
CIENA Corp. (a)	777,700	5,164
Comverse Technology, Inc. (a)	1,179,700	20,751
Foundry Networks, Inc. (a)	312,900	8,561
Harris Corp.	233,600	8,865
NetScreen Technologies, Inc. (a)	2,651,900	65,635
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Packeteer, Inc. (a)	195,000	$ 3,311
QUALCOMM, Inc.	4,204,200	226,733
Research in Motion Ltd. (a)	1,659,500	110,940
Scientific-Atlanta, Inc.	3,274,400	89,391
Sonus Networks, Inc. (a)	1,304,400	9,861
Sycamore Networks, Inc. (a)	6,093,700	31,931
Telefonaktiebolaget LM Ericsson ADR (a)	6,444,891	114,075
UTStarcom, Inc. (a)	319,600	11,848
		776,742
Computers & Peripherals - 0.4%
Apple Computer, Inc. (a)	1,213,700	25,937
Applied Films Corp. (a)	229,000	7,562
Dell, Inc. (a)	1,696,700	57,620
Dot Hill Systems Corp. (a)	171,600	2,600
Electronics for Imaging, Inc. (a)	587,021	15,274
Logitech International SA sponsored ADR (a)	112,600	4,789
M-Systems Flash Disk Pioneers Ltd. (a)	319,700	5,524
SanDisk Corp. (a)	128,653	7,866
Seagate Technology	1,091,736	20,634
		147,806
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	273,000	7,983
Amphenol Corp. Class A (a)	419,300	26,806
AU Optronics Corp. sponsored ADR	1,512,600	18,030
Benchmark Electronics, Inc. (a)	63,600	2,214
CDW Corp.	282,500	16,317
Flir Systems, Inc. (a)(c)	2,989,200	109,106
Lexar Media, Inc. (a)	213,822	3,727
National Instruments Corp.	339,081	15,418
Solectron Corp. (a)	1,794,500	10,605
Symbol Technologies, Inc.	4,910,400	82,937
Thermo Electron Corp. (a)	336,800	8,487
Waters Corp. (a)	431,200	14,299
		315,929
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	1,897,400	20,397
j2 Global Communications, Inc. (a)	136,600	3,384
Lastminute.com PLC (a)	2,971,801	11,807
Lastminute.com PLC sponsored ADR (a)	78,000	1,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	243,000	$ 4,623
Openwave Systems, Inc. (a)	390,200	4,292
Opsware, Inc. (a)	390,166	2,887
RADWARE Ltd. (a)	529,000	14,415
Sina Corp. (a)	261,300	8,819
SkillSoft PLC sponsored ADR (a)	155,900	1,349
Supportsoft, Inc. (a)	255,900	3,365
Yahoo!, Inc. (a)	9,458,562	427,243
		504,161
IT Services - 1.9%
Accenture Ltd. Class A (a)	234,800	6,180
Alliance Data Systems Corp. (a)	507,300	14,042
Anteon International Corp. (a)(c)	2,719,400	98,034
CACI International, Inc. Class A (a)	157,900	7,677
Cognizant Technology Solutions Corp. Class A (a)	2,555,010	116,611
First Data Corp.	5,008,400	205,795
Hewitt Associates, Inc. Class A (a)	179,000	5,352
Infosys Technologies Ltd. sponsored ADR	912,000	87,278
iPayment, Inc.	194,691	6,619
Iron Mountain, Inc. (a)	937,600	37,073
ManTech International Corp. Class A (a)	697,398	17,400
Paychex, Inc.	391,763	14,574
Satyam Computer Services Ltd. ADR	213,700	6,268
SRA International, Inc. Class A (a)(c)	1,058,300	45,613
Syntel, Inc.	603,034	14,901
Tyler Technologies, Inc. (a)	312,600	3,010
		686,427
Office Electronics - 0.2%
Canon, Inc.	972,000	46,306
Xerox Corp. (a)	350,700	4,840
Zebra Technologies Corp. Class A (a)	242,700	16,108
		67,254
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	4,642,600	211,935
ASML Holding NV (NY Shares) (a)	422,500	8,471
ATI Technologies, Inc. (a)	312,000	4,688
Broadcom Corp. Class A (a)	596,877	20,348
Cabot Microelectronics Corp. (a)	110,200	5,400
Hi/fn, Inc. (a)	10	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Circuit Systems, Inc. (a)	1,420,600	$ 40,473
Intel Corp.	625,500	20,141
International Rectifier Corp. (a)	1,232,300	60,888
Intersil Corp. Class A	531,900	13,218
KLA-Tencor Corp. (a)	653,200	38,323
Lam Research Corp. (a)	681,400	22,009
Linear Technology Corp.	1,807,300	76,033
LSI Logic Corp. (a)	1,739,900	15,433
Marvell Technology Group Ltd. (a)	3,656,200	138,680
Maxim Integrated Products, Inc.	420,000	20,916
Microchip Technology, Inc.	1,087,800	36,289
National Semiconductor Corp. (a)	670,600	26,428
O2Micro International Ltd. (a)	572,400	12,822
Omnivision Technologies, Inc. (a)	394,300	21,785
PMC-Sierra, Inc. (a)	797,600	16,072
Power Integrations, Inc. (a)	195,400	6,538
Samsung Electronics Co. Ltd.	1,078,550	407,904
Sigmatel, Inc.	401,300	9,904
Silicon Laboratories, Inc. (a)(c)	2,794,920	120,796
Standard Microsystems Corp. (a)	151,100	3,823
STMicroelectronics NV (NY Shares)	266,500	7,198
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	1,463,612	14,987
Teradyne, Inc. (a)	210,600	5,360
Vitesse Semiconductor Corp. (a)	3,237,100	19,002
		1,405,864
Software - 1.6%
Activision, Inc. (a)	422,221	7,684
Adobe Systems, Inc.	2,432,411	95,594
Agile Software Corp. (a)	1,285,622	12,728
Altiris, Inc. (a)(c)	2,560,974	93,424
Amdocs Ltd. (a)	545,800	12,270
Autodesk, Inc.	389,700	9,579
Business Objects SA sponsored ADR (a)	469,300	16,271
Citrix Systems, Inc. (a)	213,800	4,535
Computer Associates International, Inc.	234,900	6,422
Concord Communications, Inc. (a)	181,200	3,619
Electronic Arts, Inc. (a)	336,500	16,078
FileNET Corp. (a)	117,200	3,174
Intuit, Inc. (a)	800	42
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc. (a)	1,079,066	$ 42,742
Mercury Interactive Corp. (a)	384,844	18,719
Novell, Inc. (a)	1,519,600	15,986
Red Hat, Inc. (a)	717,300	13,464
SAP AG sponsored ADR	1,151,700	47,865
Sonic Solutions, Inc. (a)(c)	1,516,500	23,202
Symantec Corp. (a)	952,630	33,009
Synopsys, Inc. (a)	362,130	12,226
Take-Two Interactive Software, Inc. (a)	316,779	9,126
VA Software Corp. (a)	623,500	2,438
VERITAS Software Corp. (a)	1,825,889	67,850
		568,047
TOTAL INFORMATION TECHNOLOGY		4,472,230
MATERIALS - 7.3%
Chemicals - 1.1%
Cytec Industries, Inc. (a)	307,500	11,805
Dow Chemical Co.	625,800	26,015
Eastman Chemical Co.	155,700	6,155
Ecolab, Inc.	5,786,600	158,379
FMC Corp. (a)	194,900	6,652
Headwaters, Inc. (a)	581,900	11,417
Methanex Corp.	941,630	10,547
Praxair, Inc.	470,200	17,962
Rohm & Haas Co.	156,000	6,663
Sigma Aldrich Corp.	103,700	5,930
Sinopec Beijing Yanhua Petrochemical Co. Ltd. (H Shares) (a)	11,402,000	4,443
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	916,100	42,379
The Scotts Co. Class A (a)	598,100	35,384
Valspar Corp.	910,700	45,007
		388,738
Construction Materials - 0.1%
Centex Construction Products, Inc.	80,700	4,864
Florida Rock Industries, Inc.	400,800	21,984
		26,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.0%
Pactiv Corp. (a)	116,800	$ 2,792
Sealed Air Corp. (a)	116,700	6,318
		9,110
Metals & Mining - 6.0%
Aber Diamond Corp. (a)	1,688,500	61,191
Alcoa, Inc.	422,800	16,066
Anglo American PLC ADR	3,396,725	75,136
Anglogold Ltd. sponsored ADR	608,700	28,426
Apex Silver Mines Ltd. (a)	1,242,600	25,970
Companhia Vale do Rio Doce sponsored ADR	863,800	50,532
Compania de Minas Buenaventura SA sponsored ADR	6,214,700	175,752
First Quantum Minerals Ltd. (a)	408,900	4,435
Freeport-McMoRan Copper & Gold, Inc. Class B	6,018,618	253,564
Glamis Gold Ltd. (a)	2,246,200	38,580
Gold Fields Ltd.	5,315,400	75,866
Goldcorp, Inc. (c)	14,544,728	231,200
IAMGOLD Corp.	2,087,100	14,513
Impala Platinum Holdings Ltd.	441,700	38,288
Inco Ltd. (a)	469,000	18,674
International Steel Group, Inc. (a)	154,400	6,014
IPSCO, Inc.	778,800	14,439
Ivanhoe Mines Ltd. (a)	1,406,900	11,171
Ivanhoe Mines Ltd. warrants 12/19/05 (a)	699,550	1,591
Kinross Gold Corp. (a)(d)	1,955,000	15,553
Kinross Gold Corp. (a)	5,897,989	46,922
Liquidmetal Technologies (a)	1,345,700	3,822
Newcrest Mining Ltd.	2,700,200	26,294
Newmont Mining Corp.	10,110,649	491,479
Newmont Mining Corp. CHESS Depository Interests	3,368,810	16,668
Nucor Corp.	155,800	8,725
Peabody Energy Corp.	311,600	12,997
Placer Dome, Inc.	311,500	5,564
Rio Tinto PLC (Reg.)	12,963,000	360,728
SouthernEra Resources Ltd. (a)	2,047,600	8,461
Wheaton River Minerals Ltd. (a)	3,897,700	11,628
Yanzhou Coal Mining Co. Ltd. sponsored ADR	197,800	10,301
		2,160,550
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Sappi Ltd.	2,285,827	$ 31,088
TOTAL MATERIALS		2,616,334
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.1%
PT Telkomunikasi Indonesia Tbk sponsored ADR	195,400	3,208
SBC Communications, Inc.	624,600	16,283
Telecom Italia Spa ADR (a)	323,155	9,594
		29,085
Wireless Telecommunication Services - 3.1%
America Movil SA de CV sponsored ADR	2,970,500	81,213
KDDI Corp.	9,501	54,712
mmO2 PLC (a)	3,314,300	4,557
Mobile TeleSystems OJSC sponsored ADR	509,700	42,203
Nextel Communications, Inc. Class A (a)	16,622,900	466,439
Nextel Partners, Inc. Class A (a)	3,755,900	50,517
NII Holdings, Inc. Class B (a)	768,800	57,376
Vimpel Communications sponsored ADR (a)	1,721,900	126,560
Vodafone Group PLC sponsored ADR	7,902,800	197,886
Wireless Facilities, Inc. (a)	1,361,100	20,226
		1,101,689
TOTAL TELECOMMUNICATION SERVICES		1,130,774
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	235,220	13,438
Huaneng Power International, Inc. sponsored ADR	38,900	2,700
PG&E Corp. (a)	819,700	22,763
		38,901
Multi-Utilities & Unregulated Power - 0.0%
Equitable Resources, Inc.	200,800	8,618
TOTAL UTILITIES		47,519
TOTAL COMMON STOCKS (Cost $26,437,503)		34,747,239
Convertible Preferred Stocks - 0.2%
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Xerox Capital Trust II 7.50% (d)	834,600	$ 66,753
Insurance - 0.0%
St. Paul Companies, Inc. 9.00% (a)	135,800	9,981
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $58,163)		76,734
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. 4.75% 2/1/09	$ 16,750	16,750
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	19,805	58,771
8.25% 1/31/06	15,370	45,610
		104,381
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	34,600	35,119
TOTAL CONVERTIBLE BONDS (Cost $75,569)		156,250
Money Market Funds - 6.3%
	Shares
Fidelity Cash Central Fund, 1.07% (b)	1,887,257,604	1,887,258
Fidelity Securities Lending Cash Central Fund, 1.09% (b)	372,514,100	372,514
TOTAL MONEY MARKET FUNDS (Cost $2,259,772)		2,259,772
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.83%, dated 12/31/03 due 1/2/04) (Cost $6,745)	$ 6,745	$ 6,745
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $28,837,752)		37,246,740
NET OTHER ASSETS - (3.7)%		(1,314,010)
NET ASSETS - 100%		$ 35,932,730
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $162,911,000 or 0.5% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	76.0%
United Kingdom	5.0%
Canada	4.4%
Bermuda	2.8%
Switzerland	1.9%
Ireland	1.9%
Korea (South)	1.1%
Japan	1.1%
Others (individually less than 1%)	5.8%
100.0%

Purchases and sales of securities, other than short-term securities, aggregated $21,248,924,000 and $19,149,597,000, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $41,261,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,251,000 for the period.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $3,025,127,000 of which $758,883,000 and $2,266,244,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2003

Assets
Investment in securities, at value (including securities loaned of $364,831 and repurchase agreements of $6,745)(cost $28,837,752) - See accompanying schedule		$ 37,246,740
Cash		43
Receivable for investments sold		152,169
Receivable for fund shares sold		38,844
Dividends receivable		21,988
Interest receivable		4,198
Prepaid expenses		189
Other receivables		2,060
Total assets		37,466,231

Liabilities
Payable for investments purchased	$ 972,114
Payable for fund shares redeemed	160,101
Distributions payable	18
Accrued management fee	22,174
Other affiliated payables	5,580
Other payables and accrued expenses	1,000
Collateral on securities loaned, at value	372,514
Total liabilities		1,533,501

Net Assets		$ 35,932,730
Net Assets consist of:
Paid in capital		$ 30,659,397
Distributions in excess of net investment income		(4,945)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,132,164)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,410,442
Net Assets, for 728,084 shares outstanding		$ 35,932,730
Net Asset Value, offering price and redemption price per share ($35,932,730 ÷ 728,084 shares)		$ 49.35

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2003

Investment Income
Dividends (including $15,880 received from affiliated issuers)		$ 263,972
Interest		32,987
Security lending		3,779
Total income		300,738

Expenses
Management fee Basic fee	$ 176,773
Performance adjustment	63,308
Transfer agent fees	60,635
Accounting and security lending fees	1,625
Non-interested trustees' compensation	149
Appreciation in deferred trustee compensation account	21
Custodian fees and expenses	1,964
Registration fees	318
Audit	223
Legal	141
Miscellaneous	223
Total expenses before reductions	305,380
Expense reductions	(7,503)	297,877
Net investment income (loss)		2,861
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $91,164 on sales of investments in affiliated issuers)	1,912,412
Foreign currency transactions	(907)
Total net realized gain (loss)		1,911,505
Change in net unrealized appreciation (depreciation) on: Investment securities	5,838,714
Assets and liabilities in foreign currencies	1,274
Total change in net unrealized appreciation (depreciation)		5,839,988
Net gain (loss)		7,751,493
Net increase (decrease) in net assets resulting from operations		$ 7,754,354

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2003	Year ended December 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,861	$ 42,657
Net realized gain (loss)	1,911,505	(2,024,623)
Change in net unrealized appreciation (depreciation)	5,839,988	(1,049,529)
Net increase (decrease) in net assets resulting from operations	7,754,354	(3,031,495)
Distributions to shareholders from net investment income	(29,177)	(35,828)
Share transactions Net proceeds from sales of shares	4,634,446	3,829,700
Reinvestment of distributions	28,535	34,999
Cost of shares redeemed	(4,040,969)	(5,370,699)
Net increase (decrease) in net assets resulting from share transactions	622,012	(1,506,000)
Total increase (decrease) in net assets	8,347,189	(4,573,323)

Net Assets
Beginning of period	27,585,541	32,158,864
End of period (including distributions in excess of net investment income of $4,945 and undistributed net investment income of $1,718, respectively)	$ 35,932,730	$ 27,585,541
Other Information Shares
Sold	109,244	93,144
Issued in reinvestment of distributions	587	913
Redeemed	(96,322)	(131,351)
Net increase (decrease)	13,509	(37,294)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 38.60	$ 42.77	$ 49.18	$ 60.02	$ 56.81
Income from Investment Operations
Net investment income (loss) C	- E	.06	.21	.26	.29
Net realized and unrealized gain (loss)	10.79	(4.18)	(6.40)	(4.24)	13.42
Total from investment operations	10.79	(4.12)	(6.19)	(3.98)	13.71
Distributions from net investment income	(.04)	(.05)	(.22)	(.24)	(.28)
Distributions from net realized gain	-	-	-	(5.59)	(10.22)
Distributions in excess of net realized gain	-	-	-	(1.03)	-
Total distributions	(.04)	(.05)	(.22)	(6.86)	(10.50)
Net asset value, end of period	$ 49.35	$ 38.60	$ 42.77	$ 49.18	$ 60.02
Total Return A,B	27.95%	(9.63)%	(12.59)%	(6.80)%	25.03%
Ratios to Average Net Assets D
Expenses before expense reductions	1.00%	1.03%	.96%	.87%	.65%
Expenses net of voluntary waivers, if any	1.00%	1.03%	.96%	.87%	.65%
Expenses net of all reductions	.98%	.99%	.91%	.84%	.62%
Net investment income (loss)	.01%	.14%	.49%	.45%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 35,933	$ 27,586	$ 32,159	$ 40,220	$ 46,912
Portfolio turnover rate	67%	80%	141%	166%	177%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Contrafund (the fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,653,546
Unrealized depreciation	(355,529)
Net unrealized appreciation (depreciation)	8,298,017
Undistributed ordinary income	442
Capital loss carryforward	(3,025,127)

Cost for federal income tax purposes	$ 28,948,723

The tax character of distributions paid was as follows:

	December 31, 2003	December 31, 2002
Ordinary Income	$ 29,177	$ 35,828

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .79% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $280 on sales of shares of the fund all of which was retained. Effective June 23, 2003 after 4:00 p.m. Eastern Standard Time, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,127 for the period.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $7,032 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $100 and $371, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
99 Cents Only Stores	$ 112,492	$ 20,265	$ -	$ 187,327
Advanced Neuromodulation Systems, Inc.	2,454	-	-	48,599
Altiris, Inc.	31,741	800	-	93,424
AnnTaylor Stores Corp.	-	-	-	91,252
Anteon International Corp.	30,744	-	-	98,034
Avon Products, Inc.	76,542	20,588	10,953	909,024
C.H. Robinson Worldwide, Inc.	2,979	3,954	367	-
CTI Molecular Imaging, Inc.	7,406	6,367	-	-
DENTSPLY International, Inc.	64,109	-	994	254,440
Everest Re Group Ltd.	1,660	-	-	236,205
Flir Systems, Inc.	2,570	-	-	109,106
Goldcorp, Inc.	9,026	4,155	1,925	231,200
JetBlue Airways Corp.	34,416	5,908	-	157,107
K-Swiss, Inc. Class A	7,382	-	31	42,290
Krispy Kreme Doughnuts, Inc.	15,274	-	-	125,553
Montpelier Re Holdings Ltd.	21,885	-	1,610	174,898
P.F. Chang's China Bistro, Inc.	11,851	-	-	121,295
Pacific Sunwear of California, Inc.	28,047	3,990	-	110,226
Panera Bread Co. Class A	40,568	-	-	100,991
Patterson Dental Co.	59,002	15,706	-	381,579
SRA International, Inc. Class A	7,814	-	-	45,613
Silicon Laboratories, Inc.	10,072	-	-	120,796
Sonic Solutions, Inc.	7,484	-	-	23,202
Strayer Education, Inc.	4,456	-	-	64,155
Veridian Corp.	19,165	16,768	-	-
Whole Foods Market, Inc.	11,792	36,843	-	-
Zimmer Holdings, Inc.	1,668	-	-	-
TOTALS	$ 622,599	$ 135,344	$ 15,880	$ 3,726,316

Annual Report

Report of Independent Auditors

To the Trustees and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund at December 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Contrafund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Contrafund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of Contrafund. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

William Danoff (43)

Year of Election or Appointment: 1998

Vice President of Contrafund. Mr. Danoff is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Danoff managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Contrafund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Contrafund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Contrafund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Contrafund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Contrafund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Contrafund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Contrafund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Contrafund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Contrafund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CON-UANN-0204
1.787729.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2003, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor New Insights Fund and Fidelity Contrafund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2003A	2002A
Fidelity Advisor New Insights Fund	$36,000	$0
Fidelity Contrafund	$138,000	$120,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$7,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2003A, B	2002 A, B
Fidelity Advisor New Insights Fund	$0	$0
Fidelity Contrafund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2003 A, B	2002A, B
PwC	$50,000	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2003A, B	2002A, B
Fidelity Advisor New Insights Fund	$2,000	$0
Fidelity Contrafund	$3,000	$2,700
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2003A, B	2002A, B
Fidelity Advisor New Insights Fund	$200	$0
Fidelity Contrafund	$27,000	$24,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2003A, B	2002A, B
PwC	$190,000	$150,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Audit Committee to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2003 and December 31, 2002 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund. These percentages include amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(f) According to PwC for the fiscal year ended December 31, 2003, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2003
Fidelity Advisor New Insights Fund	0%
Fidelity Contrafund	0%

(g) For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees billed by PwC of $1,950,000A and $1,600,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2003A	2002A
Covered Services	$300,000	$200,000
Non-Covered Services	$1,650,000	$1,400,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	February 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 23, 2004